UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.1%
Omnicom Group Inc. (A)	25	$1,586

Aerospace & Defense – 1.2%
KEYW Holding Corporation (A)	100	1,345
Precision Castparts Corp.	59	13,409

		14,754

Airlines – 0.6%
Delta Air Lines, Inc.	150	3,539
UAL Corporation (A)	100	3,071

		6,610

Apparel Retail – 0.8%
Limited Brands, Inc.	150	9,165

Apparel, Accessories & Luxury Goods – 1.6%
lululemon athletica inc. (A)(B)	255	18,638

Auto Parts & Equipment – 1.3%
BorgWarner Inc.	155	15,715

Automobile Manufacturers – 1.7%
DaimlerChrysler AG, Registered Shares (C)	205	15,980
Ford Motor Company	275	4,639

		20,619

Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (A)	50	5,808
BIND Therapeutics, Inc. (A)	50	706
Biogen Idec Inc. (A)	15	3,611
KYTHERA Biopharmaceuticals, Inc. (A)	17	786
Ophthotech Corporation (A)	35	1,040
Quintiles Transnational Holdings Inc. (A)	280	12,567

		24,518

Brewers – 2.6%
Anheuser-Busch InBev S.A., ADR	320	31,743

Broadcasting – 3.0%
CBS Corporation, Class B	375	20,685
Discovery Holding Company, Class A (A)	180	15,196

		35,881

Cable & Satellite – 2.0%
Comcast Corporation, Class A	100	4,515
Time Warner Cable Inc.	180	20,088

		24,603

Casinos & Gaming – 1.9%
Las Vegas Sands, Inc.	345	22,915

Communications Equipment – 1.2%
Cisco Systems, Inc.	600	14,052

Computer Hardware – 4.8%
Apple Inc.	120	57,209

Computer Storage & Peripherals – 0.0%
Violin Memory, Inc. (A)	70	515

Construction & Farm Machinery & Heavy Trucks – 2.1%
Caterpillar Inc.	150	12,505
Cummins Inc.	50	6,644
Westinghouse Air Brake Technologies Corporation	90	5,658

		24,807

Consumer Electronics – 1.5%
Harman International Industries, Incorporated (B)	275	18,213

Consumer Finance – 0.3%
American Express Company	50	3,776

Data Processing & Outsourced Services – 1.4%
Vantiv, Inc., Class A (A)	40	1,118
Visa Inc., Class A	85	16,243

		17,361

Department Stores – 0.4%
Nordstrom, Inc.	80	4,496

Distillers & Vintners – 1.5%
Beam Inc. (B)	275	17,779

Diversified Chemicals – 1.4%
Dow Chemical Company (The)	425	16,320

Diversified Support Services – 0.3%
Healthcare Services Group, Inc.	130	3,349

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	175	18,265

Food Retail – 0.6%
Whole Foods Market, Inc.	125	7,313

Footwear – 1.2%
NIKE, Inc., Class B	200	14,528

Health Care Distributors – 0.7%
Cardinal Health, Inc.	165	8,605

Health Care Facilities – 1.3%
HCA Holdings, Inc.	375	16,031

Health Care Services – 0.5%
Envision Healthcare Holdings, Inc. (A)	50	1,302
Premier Inc. (A)	150	4,755

		6,057

Home Improvement Retail – 0.4%
Tile Shop Holdings, Inc. (A)	150	4,424

Homebuilding – 0.3%
Wiliam Lyon Homes, Class A (A)	155	3,150

Homefurnishing Retail – 1.6%
Bed Bath & Beyond Inc. (A)(B)	250	19,340

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd. (A)	175	5,399
Starwood Hotels & Resorts Worldwide, Inc.	180	11,961

		17,360

Hypermarkets & Super Centers – 2.6%
Costco Wholesale Corporation	275	31,658

Industrial Machinery – 3.0%
Pall Corporation	240	18,490
Pentair, Inc.	265	17,209

		35,699

Integrated Oil & Gas – 0.9%
Occidental Petroleum Corporation	120	11,225

Internet Retail – 0.4%
Shutterfly, Inc. (A)(B)	90	5,029

Internet Software & Services – 1.1%
Cvent, Inc. (A)	16	563
Facebook, Inc., Class A (A)	175	8,792
LinkedIn Corp (A)	12	2,854
YuMe, Inc. (A)	105	1,110

		13,319

Leisure Facilities – 1.8%
Vail Resorts, Inc.	315	21,855

Managed Health Care – 1.1%
UnitedHealth Group Incorporated	190	13,606

Motorcycle Manufacturers – 3.2%
Harley-Davidson, Inc.	600	38,544

Movies & Entertainment – 0.8%
News Corporation Limited, Class A	285	9,548

Multi-Line Insurance – 0.3%
American International Group, Inc.	75	3,647

Oil & Gas Drilling – 0.8%
Patterson-UTI Energy, Inc.	450	9,621

Oil & Gas Equipment & Services – 3.4%
Halliburton Company	100	4,815
National Oilwell Varco, Inc.	220	17,184
Schlumberger Limited	215	18,998

		40,997

Oil & Gas Exploration & Production – 3.5%
Equitable Resources, Inc.	105	9,333
Noble Energy, Inc.	250	16,752
Southwestern Energy Company (A)	425	15,461

		41,546

Oil & Gas Storage & Transportation – 0.5%
MarkWest Energy Partners, L.P.	50	3,612
Phillips 66 Partners LP (A)	75	2,307

		5,919

Other Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	550	28,429

Packaged Foods & Meats – 2.0%
Mead Johnson Nutrition Company	330	24,506

Personal Products – 1.2%
Coty Inc., Class A	100	1,621
Estee Lauder Companies, Inc. (The), Class A	180	12,582

		14,203

Pharmaceuticals – 2.8%
Allergan, Inc.	170	15,376
Shire Pharmaceuticals Group plc, ADR	25	2,997
Teva Pharmaceutical Industries Limited, ADR	325	12,279
Zoetis Inc.	70	2,178

		32,830

Railroads – 5.0%
Canadian Pacific Railway Limited	260	32,057
Kansas City Southern	260	28,434

		60,491

Real Estate Services – 0.9%
Realogy Holdings Corp. (A)	250	10,755

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	135	9,781
Signature Bank (A)	65	5,949

		15,730

Research & Consulting Services – 0.4%
Nielsen Holdings N.V.	145	5,285

Restaurants – 8.4%
Chuy’s Holdings, Inc. (A)	80	2,871
Dunkin’ Brands Group, Inc.	385	17,425
Panera Bread Company, Class A (A)	215	34,084
Starbucks Corporation (B)	450	34,636
YUM! Brands, Inc.	180	12,850

		101,866

Semiconductor Equipment – 1.4%
Applied Materials, Inc.	925	16,225

Semiconductors – 1.2%
Microchip Technology Incorporated	355	14,303

Soft Drinks – 1.9%
Coca-Cola Company (The)	240	9,091
PepsiCo, Inc.	175	13,913

		23,004

Tobacco – 1.3%
Philip Morris International Inc.	180	15,586

Trading Companies & Distributors – 0.9%
Fastenal Company	175	8,794
HD Supply Holdings, Inc. (A)	100	2,197

		10,991

Wireless Telecommunication Service – 1.3%
American Tower Corporation, Class A	190	14,084
RingCentral, Inc., Class A (A)	85	1,532

		15,616

TOTAL COMMON STOCKS – 99.1%		$1,191,730
(Cost: $912,592)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
S&P 500 Index,
Put $1,705.00, Expires 11-16-13	1,150	5,543

TOTAL PURCHASED OPTIONS – 0.5%		$5,543
(Cost: $3,453)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.8%
Danaher Corporation,
0.090%, 10-25-13 (D)	$3,000	3,000
Illinois Tool Works Inc.,
0.050%, 10-10-13 (D)	5,211	5,211

St. Jude Medical, Inc.,
0.090%, 10-1-13 (D)	1,406	1,406

		9,617

TOTAL SHORT-TERM SECURITIES – 0.8%		$9,617
(Cost: $9,617)

TOTAL INVESTMENT SECURITIES – 100.4%		$1,206,890
(Cost: $925,662)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(5,238)

NET ASSETS – 100.0%		$1,201,652

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2013.

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple Inc.	N/A	Put	78	October 2013	$535.00	$603	$(464)
BEAM, INC	N/A	Call	275	December 2013	72.50	24	(14)
Bed Bath & Beyond Inc.	N/A	Call	350	November 2013	82.50	26	(20)
Harman International Industries, Incorporated	N/A	Call	100	January 2014	85.00	12	(4)
lululemon athletica inc.	N/A	Put	200	December 2013	55.00	19	(8)
	N/A	Put	200	December 2013	57.50	26	(12)
	N/A	Call	200	December 2013	90.00	24	(12)
	N/A	Call	200	December 2013	95.00	18	(6)
S&P 500 Index	N/A	Put	1,150	November 2013	1,605.00	906	(1,616)
Shutterfly, Inc.	N/A	Call	100	December 2013	67.50	14	(12)
	N/A	Call	100	December 2013	70.00	10	(8)
Starbucks Corporation	N/A	Call	250	October 2013	77.50	22	(31)
	N/A	Call	250	October 2013	80.00	11	(11)
						$1,715	$(2,218)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$407,475	$—	$—
Consumer Staples	165,792	—	—
Energy	109,308	—	—
Financials	62,337	—	—
Health Care	101,647	—	—
Industrials	161,986	—	—
Information Technology	132,984	—	—
Materials	34,585	—	—
Telecommunication Services	15,616	—	—
Total Common Stocks	$1,191,730	$—	$—
Purchased Options	5,543	—	—
Short-Term Securities	—	9,617	—
Total	$1,197,273	$9,617	$—

Liabilities
Written Options	$2,218	$—	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$925,662

Gross unrealized appreciation	286,746
Gross unrealized depreciation	(5,518)

Net unrealized appreciation	$281,228

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.9%
BAE Systems plc (A)	977	$7,186
Boeing Company (The) (B)	68	8,037
European Aeronautic Defence and Space Company (A)	285	18,145

		33,368

Airlines – 0.2%
Japan Airlines Corporation (A)	90	5,427

Apparel, Accessories & Luxury Goods – 0.8%
Prada S.p.A. (A)	2,872	27,829

Application Software – 1.0%
Intuit Inc.	518	34,335

Asset Management & Custody Banks – 2.5%
Apollo Global Management, LLC	771	21,791
Blackstone Group L.P. (The)	1,446	35,982
KKR & Co. L.P.	1,332	27,408

		85,181

Auto Parts & Equipment – 0.5%
Continental AG (A)	105	17,765

Automobile Manufacturers – 5.4%
Bayerische Motoren Werke AG (A)	363	38,994
DaimlerChrysler AG, Registered Shares (A)	87	6,813
Fuji Heavy Industries Ltd. (A)	395	10,890
Hyundai Motor Company (A)	407	94,942
Renault S.A. (A)	128	10,181
Toyota Motor Corporation (A)	328	20,935

		182,755

Biotechnology – 0.2%
Amgen Inc.	75	8,351

Brewers – 0.2%
Anheuser-Busch InBev S.A., ADR	54	5,337

Broadcasting – 2.4%
CBS Corporation, Class B	1,481	81,714

Cable & Satellite – 0.7%
British Sky Broadcasting Group plc (A)	514	7,245
Comcast Corporation, Class A	235	10,597
Time Warner Cable Inc. (C)	56	6,272

		24,114

Casinos & Gaming – 13.0%
Galaxy Entertainment Group Limited, ADR (A)	24,902	174,662
Sands China Ltd. (A)	26,327	162,766
Wynn Resorts, Limited	625	98,819

		436,247

Communications Equipment – 1.5%
Cisco Systems, Inc. (B)	2,207	51,697

Computer Hardware – 0.9%
Apple Inc. (C)	66	31,656

Construction & Farm Machinery & Heavy Trucks – 0.1%
KION Holding 1 GmbH (A)(D)	67	2,441

Consumer Electronics – 1.6%
Panasonic Corporation (A)	2,576	24,844
Sony Corporation (A)	1,385	29,557

		54,401

Data Processing & Outsourced Services – 0.2%
Visa Inc., Class A	41	7,854

Diversified Banks – 5.4%
Agricultural Bank of China Limited, H Shares (A)	4,159	1,914
BNP Paribas (A)	51	3,443
China Construction Bank Corporation (A)	2,369	1,824
DBS Group Holdings Ltd (A)	874	11,445
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	5,174	33,004
Mizuho Financial Group, Inc. (A)	15,985	34,641
Royal Bank of Canada (A)	108	6,909
Sumitomo Mitsui Financial Group, Inc. (A)	688	33,188
Sumitomo Mitsui Trust Holdings, Inc. (A)	6,020	29,703
Toronto-Dominion Bank (A)	102	9,138
Wells Fargo & Company (C)	406	16,776

		181,985

Diversified Capital Markets – 0.1%
Credit Suisse Group AG, Registered Shares (A)	112	3,424

Diversified Chemicals – 0.2%
Dow Chemical Company (The)	173	6,628

Electronic Equipment & Instruments – 0.9%
FUJIFILM Holdings Corporation (A)	146	3,494
Hitachi, Ltd. (A)	3,946	25,974

		29,468

Electronic Manufacturing Services – 0.2%
Hon Hai Precision Ind. Co., Ltd. (A)	2,710	6,958

Health Care Supply – 0.1%
Abbott Laboratories	138	4,590

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.	401	6,688

Hotels, Resorts & Cruise Lines – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	560	37,179

Industrial Conglomerates – 0.2%
Hutchison Whampoa Limited, Ordinary Shares (A)	597	7,151

Integrated Oil & Gas – 0.9%
Eni S.p.A. (A)	237	5,428
Occidental Petroleum Corporation (C)	261	24,432

		29,860

Internet Retail – 0.3%
Amazon.com, Inc. (D)	28	8,723

Internet Software & Services – 1.3%
Google Inc., Class A (D)	4	3,504
Tencent Holdings Limited (A)	757	39,684

		43,188

Investment Banking & Brokerage – 0.9%
Goldman Sachs Group, Inc. (The)	87	13,701
Nomura Holdings, Inc. (A)	2,203	17,144

		30,845

IT Consulting & Other Services – 1.7%
Accenture plc, Class A	115	8,491
Cognizant Technology Solutions Corporation, Class A (D)	462	37,968
International Business Machines Corporation (C)	55	10,203

		56,662

Life & Health Insurance – 4.0%
AIA Group Limited (A)	21,646	101,727
MetLife, Inc.	290	13,616
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	879	5,128
Prudential Financial, Inc.	188	14,691

		135,162

Managed Health Care – 0.1%
UnitedHealth Group Incorporated	48	3,416

Movies & Entertainment – 6.6%
Delta Topco Limited (D)(E)	104,001	124,467
Media Group Holdings, LLC (D)(E)	43	29,387
Legend Pictures LLC, Ltd. (D)(E)	22	34,916
News Corporation Limited, Class A	966	32,358

		221,128

Multi-Line Insurance – 2.2%
Allianz AG, Registered Shares (A)	81	12,796
American International Group, Inc.	652	31,721
Axa S.A. (A)	597	13,838
Zurich Financial Services, Registered Shares (A)	58	14,834

		73,189

Office Electronics – 0.9%
Canon Inc. (A)	899	28,627
Ricoh Company, Ltd. (A)	291	3,348

		31,975

Oil & Gas Equipment & Services – 0.1%
Halliburton Company	71	3,409

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips (C)	554	38,536

Oil & Gas Refining & Marketing – 1.2%
Phillips 66 (C)	703	40,657

Other Diversified Financial Services – 0.7%
Citigroup Inc.	138	6,675
ING Groep N.V., Certicaaten Van Aandelen (A)(D)	916	10,345
JPMorgan Chase & Co.	132	6,828

		23,848

Pharmaceuticals – 1.6%
AstraZeneca plc (A)	137	7,116
Pfizer Inc.	1,133	32,517
Roche Holdings AG, Genusscheine (A)	25	6,796
Teva Pharmaceutical Industries Limited, ADR	124	4,670

		51,099

Property & Casualty Insurance – 0.1%
ACE Limited	35	3,265
Allstate Corporation (The)	32	1,618

		4,883

Railroads – 0.5%
Central Japan Railway Company (A)	84	10,686
Union Pacific Corporation (C)	31	4,878

		15,564

Reinsurance – 0.3%
Swiss Re Ltd (A)	135	11,199

Semiconductor Equipment – 1.2%
Applied Materials, Inc. (C)	324	5,690
ASML Holding N.V., Ordinary Shares (A)	345	34,062

		39,752

Semiconductors – 0.7%
Samsung Electronics Co., Ltd. (A)	7	9,031
Texas Instruments Incorporated (C)	340	13,700

		22,731

Specialty Chemicals – 0.2%
LyondellBasell Industries N.V., Class A	97	7,118

Steel – 0.1%
Posco (A)	12	3,419

Systems Software – 0.7%
Microsoft Corporation	463	15,426
Oracle Corporation	203	6,743

		22,169

Tobacco – 1.5%
Philip Morris International Inc.	586	50,707

Trading Companies & Distributors – 0.5%
Mitsui & Co., Ltd. (A)	1,189	17,245

Wireless Telecommunication Service – 0.4%
NTT DoCoMo, Inc. (A)	930	15,062

TOTAL COMMON STOCKS – 70.3%		$2,376,089
(Cost: $1,655,166)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.:
Call $525.00, Expires 10–19–13, OTC (Ctrpty: Deutsche Bank AG)	220	34
Call $535.00, Expires 10–19–13, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	159	17
Call $475.00, Expires 1–18–14, OTC (Ctrpty: Goldman Sachs International)	111	328
Call $510.00, Expires 1–18–14, OTC (Ctrpty: Goldman Sachs International)	442	736
Applied Materials, Inc.,
Call $16.00, Expires 1–18–14, OTC (Ctrpty: Barclays Bank plc)	1,100	209
Cisco Systems, Inc.,
Put $22.00, Expires 10–19–13, OTC (Ctrpty: Deutsche Bank AG)	10,017	90
Merck & Co., Inc.:
Call $50.00, Expires 10–19–13, OTC (Ctrpty: Goldman Sachs International)	115	1
Call $50.00, Expires 11–16–13, OTC (Ctrpty: Goldman Sachs International)	4,719	231
S&P 500 Index:
Call $1,750.00, Expires 10–19–13	1,875	248
Call $1,775.00, Expires 11–16–13	1,330	329
Call $1,750.00, Expires 12–21–13	1,316	1,836

TOTAL PURCHASED OPTIONS – 0.1%		$4,059
(Cost: $9,434)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.460%, 1–18–15 (G)		$2,400	2,390

Food Distributors – 0.3%
U.S. Foodservice, Inc.,
8.500%, 6–30–19		9,313	9,814

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15		830	199

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (F)(H)	BRL	7,150	4,724

Movies & Entertainment – 4.0%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18		$5,000	4,138
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (I)		5,709	4,724
Delta Topco Limited,
10.000%, 11–24–60 (E)(I)		85,989	85,989
Legendary Pictures Funding, LLC and Legendary Finance, Inc.,
8.000%, 3–15–18		41,100	41,100

			135,951

TOTAL CORPORATE DEBT SECURITIES – 4.5%			$153,078
(Cost: $154,776)

LOANS
Movies & Entertainment – 0.7%
Circuit of the Americas LLC,
6.000%, 6–30–17 (G)		1,350	1,350
Formula One Holdings Ltd. and Alpha Topco Limited,
9.250%, 10–16–19 (G)		20,800	21,658

			23,008

TOTAL LOANS – 0.7%			$23,008
(Cost: $21,875)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (J)		258	9
5.000%, 11–15–17 (J)		20	—	*
5.000%, 4–15–19 (J)		78	1
5.500%, 3–15–23 (J)		323	38
5.500%, 10–15–25 (J)		1,760	236
5.500%, 5–15–33 (J)		942	154
6.000%, 11–15–35 (J)		675	121
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)		483	64
5.000%, 11–25–23 (J)		91	1
5.500%, 8–25–33 (J)		1,052	165
5.500%, 12–25–33 (J)		1,168	101
5.500%, 4–25–34 (J)		1,477	230
5.500%, 11–25–36 (J)		1,780	287
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)		522	31
5.000%, 7–20–33 (J)		126	7
5.500%, 11–20–33 (J)		676	36
5.500%, 7–20–35 (J)		551	93

			1,574

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%			$1,574
(Cost: $5,965)

BULLION – 8.6%	Troy Ounces
Gold	218	$289,685

(Cost: $252,234)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.6%
Bank of America, N.A.,
0.220%, 10–15–13	$5,000	5,000
Citibank, N.A.,
0.260%, 11–25–13	6,000	6,001
Toronto-Dominion Bank,
0.110%, 10–17–13	10,000	10,000

		21,001

Commercial Paper – 15.0%
Abbott Laboratories:
0.070%, 10–17–13 (K)	17,000	16,999
0.040%, 11–21–13 (K)	10,000	9,999
0.030%, 11–27–13 (K)	5,000	5,000
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.160%, 11–7–13 (K)	6,000	5,999
Anheuser–Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.180%, 10–18–13 (K)	5,000	5,000
Army & Air Force Exchange Service,
0.070%, 11–22–13 (K)	10,000	9,999
Automatic Data Processing Inc.,
0.050%, 10–2–13 (K)	5,000	5,000
Bank of Nova Scotia:
0.110%, 10–22–13 (K)	5,000	5,000
0.140%, 11–6–13 (K)	15,000	14,998
Becton Dickinson & Co.:
0.140%, 10–7–13 (K)	4,000	4,000
0.140%, 10–8–13 (K)	8,350	8,350
Bemis Company, Inc.,
0.250%, 10–2–13 (K)	5,000	5,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.100%, 10–28–13 (K)	5,000	5,000
0.200%, 11–4–13 (K)	15,000	14,997
Bristol-Myers Squibb Company:
0.060%, 10–7–13 (K)	14,000	14,000
0.060%, 10–10–13 (K)	10,000	10,000
Campbell Soup Company:
0.100%, 10–4–13 (K)	6,000	6,000
0.150%, 11–5–13 (K)	4,700	4,699
0.140%, 11–19–13 (K)	4,745	4,744
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.):
0.080%, 11–12–13 (K)	5,750	5,749
0.070%, 11–22–13 (K)	28,000	27,996
Chevron Corporation,
0.060%, 10–4–13 (K)	5,000	5,000
Corporacion Andina de Fomento:
0.090%, 10–2–13 (K)	5,000	5,000
0.190%, 12–3–13 (K)	5,000	4,998
Danaher Corporation,
0.090%, 10–25–13 (K)	10,000	9,999
E.I. du Pont de Nemours and Company,
0.070%, 10–15–13 (K)	5,000	5,000
Emerson Electric Co.,
0.070%, 12–13–13 (K)	8,000	7,999
Enbridge Inc.,
0.290%, 10–15–13 (K)	5,000	4,999
Exxon Mobil Corporation:
0.080%, 10–1–13 (K)	10,000	10,000
0.160%, 10–15–13 (K)	20,000	19,999
Freddie Mac Discount Notes,
0.020%, 11–25–13 (K)	10,000	10,000
General Mills, Inc.,
0.150%, 10–3–13 (K)	10,629	10,629
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.080%, 10–18–13 (K)	5,000	5,000

Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.190%, 10–2–13 (K)	7,000	7,000
0.190%, 10–11–13 (K)	5,000	5,000
0.170%, 11–4–13 (K)	5,000	4,999
Hewlett-Packard Company:
0.380%, 10–21–13 (K)	24,000	23,994
0.350%, 10–24–13 (K)	7,000	6,998
ICICI Bank Limited (GTD by Bank of America, N.A.),
0.340%, 12–6–13 (K)	5,000	4,997
L Air Liquide S.A.:
0.150%, 10–4–13 (K)	8,000	8,000
0.200%, 11–22–13 (K)	6,000	5,998
0.190%, 11–27–13 (K)	12,750	12,746
Medtronic, Inc.,
0.130%, 10–29–13 (K)	20,000	19,998
National Oilwell Varco, Inc.,
0.150%, 10–30–13 (K)	10,000	9,999
Nestle Capital Corp. (GTD by Nestle S.A.),
0.040%, 11–15–13 (K)	6,000	6,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.070%, 10–9–13 (K)	20,000	19,999
PepsiCo, Inc.,
0.070%, 10–28–13 (K)	14,400	14,399
Procter & Gamble Company (The):
0.070%, 10–1–13 (K)	14,000	14,000
0.040%, 10–31–13 (K)	5,000	5,000
Roche Holdings, Inc.,
0.050%, 10–1–13 (K)	5,571	5,571
St. Jude Medical, Inc.:
0.110%, 10–4–13 (K)	2,400	2,400
0.140%, 10–15–13 (K)	12,000	11,999
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.120%, 10–7–13 (K)	10,000	10,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.060%, 10–3–13 (K)	10,000	10,000
Wal-Mart Stores, Inc.,
0.060%, 10–8–13 (K)	12,000	12,000

		508,249

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (L)	294	294

Municipal Obligations – Taxable – 0.4%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.050%, 10–1–13 (L)	13,000	13,000

TOTAL SHORT-TERM SECURITIES – 16.0%		$542,544
(Cost: $542,550)

TOTAL INVESTMENT SECURITIES – 100.2%		$3,390,037
(Cost: $2,642,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(7,010)

NET ASSETS – 100.0%		$3,383,027

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	No dividends were paid during the preceding 12 months.

(E)	Restricted securities. At September 30, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	104,001	$70,319	$124,467
Media Group Holdings, LLC	4-23-13	43	29,388	29,387
Legend Pictures LLC, Ltd.	12-18-12	22	41,638	34,916

		Principal
Delta Topco Limited	1-23-12 to 6-18-12	$85,989	86,964	85,989
			$228,309	$274,759

The total value of these securities represented 7.4% of net assets at September 30, 2013.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $4,724 or 0.1% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at September 30, 2013.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Societe Generale Bank	1,829,656	10-22-13	$—	$134
Sell	Japanese Yen	Morgan Stanley International	7,737,969	10-23-13	—	868
Sell	Japanese Yen	Deutsche Bank AG	13,034,563	10-23-13	—	1,584
Sell	Japanese Yen	Barclays Capital, Inc.	10,516,418	10-23-13	—	1,255
					$—	$3,841

The following futures contracts were outstanding at September 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Nikkei 225 Index	Long	12-13-13	235	$34,571	$275
E-mini S&P 500 Index	Long	12-20-13	263	22,017	(201)
German Stock Index	Long	12-20-13	119	34,568	(87)
Euro STOXX 50 Index	Long	12-23-13	888	34,587	27
FTSE 100 Index	Long	12-23-13	324	33,724	(797)
				$159,467	$(783)

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple Inc.	Deutsche Bank AG	Call	220	October 2013	$600.00	$50	$(3)
	Morgan Stanley & Co., Inc.	Call	318	October 2013	600.00	65	(5)
Applied Materials, Inc.	Barclays Bank plc	Put	550	January 2014	13.00	18	(4)
	Barclays Bank plc	Put	550	January 2014	14.00	32	(7)
	Barclays Bank plc	Call	1,100	January 2014	18.00	13	(82)
Cisco Systems, Inc.	Deutsche Bank AG	Put	6,678	October 2013	23.00	214	(200)
Merck & Co., Inc.	Goldman, Sachs, & International	Call	4,719	November 2013	52.50	41	(59)
S&P 500 Index	N/A	Put	545	October 2013	1,650.00	325	(700)
	N/A	Call	545	October 2013	1,780.00	216	(12)
	N/A	Put	1,316	December 2013	1,625.00	3,248	(3,961)
						$4,222	$(5,033)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$903,085	$—	$188,770
Consumer Staples	56,044	—	—
Energy	112,462	—	—
Financials	549,716	—	—
Health Care	67,456	—	—
Industrials	81,196	—	—
Information Technology	385,133	—	—
Materials	17,165	—	—
Telecommunication Services	15,062	—	—
Total Common Stocks	$2,187,319	$—	$188,770
Purchased Options	2,644	1,415	—
Corporate Debt Securities	—	17,127	135,951
Loans	—	—	23,008
United States Government Agency Obligations	—	1,574	—
Bullion	289,685	—	—
Short-Term Securities	—	542,544	—
Total	$2,479,648	$562,660	$347,729
Futures Contracts	$302	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$3,841	$—
Futures Contracts	$1,086	$—	$—
Written Options	$4,732	$301	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 7-1-13	$164,653	$136,509	$23,213
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	24,114	(777)	(163)
Purchases	3	219	—
Sales	—	—	(50)
Amortization/Accretion of premium/discount		—	8
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 9-30-13	$188,770	$135,951	$23,008
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-13	$24,114	$(777)	$163

There were no transfers between any levels during the period ended September 30, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$64,304	Purchase price	Purchase price
	124,466	See below (1)
Corporate Debt Securities	8,862	Broker quote	Broker quote
	41,100	Purchase price	Purchase price
	85,989	See below (1)
Loans	23,008	Third-party valuation service	Broker quotes

(1)	At September 30, 2013, Waddell & Reed Advisors Asset Strategy Fund held (minority stake) investments in private-placement common stock and related corporate debt securities. Because of the unique nature of these securities, the Valuation Committee determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 23 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (2.5%), and the weighted average cost of capital (8.4%).

The Valuation Committee also applied an illiquidity discount of 10% for purposes of this valuation.

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets

WRA ASF II, Ltd.	1-31-13	4-10-13	$3,383,027	$172,192	5.09%

WRA ASF III (SBP), LLC	4-9-13	4-23-13	3,383,027	29,387	0.87

WRA ASF, LLC	12-10-12	12-18-12	3,383,027	34,916	1.03

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,642,000

Gross unrealized appreciation	778,611
Gross unrealized depreciation	(30,574)

Net unrealized appreciation	$748,037

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.5%
Boeing Company (The)	137	$16,063
General Dynamics Corporation	150	13,110
Honeywell International Inc.	171	14,208
Precision Castparts Corp.	59	13,453

		56,834

Apparel Retail – 3.6%
Gap, Inc. (The)	325	13,095
Limited Brands, Inc.	389	23,762

		36,857

Application Software – 1.2%
Intuit Inc.	185	12,281

Asset Management & Custody Banks – 1.3%
Northern Trust Corporation	237	12,912

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR	213	21,101

Broadcasting – 1.5%
CBS Corporation, Class B	275	15,152

Cable & Satellite – 2.4%
Comcast Corporation, Class A	254	11,450
Time Warner Cable Inc.	113	12,589

		24,039

Communications Equipment – 1.4%
Cisco Systems, Inc.	630	14,752

Computer Hardware – 1.3%
Apple Inc.	28	13,397

Construction & Farm Machinery & Heavy Trucks – 1.5%
Cummins Inc.	114	15,147

Distillers & Vintners – 1.5%
Brown-Forman Corporation, Class B	229	15,588

Diversified Chemicals – 1.4%
Dow Chemical Company (The)	373	14,304

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	132	14,084

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company	116	12,107

Health Care Equipment – 1.2%
Covidien plc	207	12,639

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	212	16,095

Hotels, Resorts & Cruise Lines – 1.2%
Hyatt Hotels Corporation, Class A (A)	285	12,239

Household Products – 1.3%
Colgate-Palmolive Company	215	12,767

Industrial Conglomerates – 1.3%
3M Company	107	12,765

Industrial Machinery – 3.0%
Pall Corporation	186	14,345
Pentair, Inc.	247	16,027

		30,372

Internet Retail – 1.3%
Amazon.com, Inc. (A)	43	13,444

IT Consulting & Other Services – 1.1%
Cognizant Technology Solutions Corporation, Class A (A)	140	11,530

Managed Health Care – 1.0%
UnitedHealth Group Incorporated	145	10,369

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	245	15,752

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc.	453	15,130

Multi-Line Insurance – 1.5%
American International Group, Inc.	310	15,090

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	205	15,988
Schlumberger Limited	139	12,309

		28,297

Oil & Gas Exploration & Production – 2.3%
Cabot Oil & Gas Corporation	190	7,102
ConocoPhillips	231	16,050

		23,152

Oil & Gas Refining & Marketing – 1.0%
Phillips 66	183	10,561

Oil & Gas Storage & Transportation – 0.9%
Regency Energy Partners LP	323	9,224

Other Diversified Financial Services – 3.1%
Citigroup Inc.	330	16,003
JPMorgan Chase & Co.	316	16,309

		32,312

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	159	11,822

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	207	14,462

Pharmaceuticals – 2.9%
GlaxoSmithKline plc, ADR	263	13,180
Johnson & Johnson	185	16,046

		29,226

Property & Casualty Insurance – 2.5%
Berkshire Hathaway Inc., Class B (A)	117	13,303
Travelers Companies, Inc. (The)	138	11,690

		24,993

Publishing – 0.9%
Pearson plc (B)	440	8,956

Railroads – 1.5%
Union Pacific Corporation	96	14,882

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	231	16,743

Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	113	7,314

Restaurants – 1.4%
Starbucks Corporation	186	14,293

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	935	16,402

Semiconductors – 2.2%
Altera Corporation	264	9,825
Microchip Technology Incorporated	299	12,030

		21,855

TOTAL COMMON STOCKS – 72.8%		$741,241
(Cost: $541,625)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation,
1.000%, 11–15–17	$1,000	973
Northrop Grumman Corporation,
1.750%, 6–1–18	750	736

		1,709

Apparel Retail – 0.4%
Limited Brands, Inc.:
6.625%, 4–1–21	2,915	3,151
5.625%, 2–15–22	744	763

		3,914

Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (C)	2,000	1,995

Auto Parts & Equipment – 0.1%
Delphi Corporation,
5.000%, 2–15–23	808	834

Automobile Manufacturers – 0.8%
Ford Motor Company, Convertible,
4.250%, 11–15–16	4,000	7,903
Toyota Motor Credit Corporation:
0.553%, 5–17–16 (D)	1,000	1,003
2.050%, 1–12–17	500	512

		9,418

Automotive Manufacturers – 0.1%
Hyundai Capital America,
2.875%, 8–9–18 (C)	1,200	1,210

Banking – 0.5%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	1,350	1,376
Westpac Banking Corporation,
2.250%, 7–30–18	4,000	4,025

		5,401

Biotechnology – 0.2%
Amgen Inc.,
2.125%, 5–15–17	2,250	2,284

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11–15–14	1,500	1,581
Heineken N.V.,
1.400%, 10–1–17 (C)	750	737
SABMiller Holdings Inc.:
2.200%, 8–1–18 (C)	1,800	1,796
3.750%, 1–15–22 (C)	250	252

		4,366

Broadcasting – 0.5%
CBS Corporation:
8.875%, 5–15–19	2,000	2,557
4.300%, 2–15–21	1,500	1,540
Discovery Communications, LLC:
4.375%, 6–15–21	750	786
3.300%, 5–15–22	900	862

		5,745

Cable & Satellite – 0.2%
DIRECTV Holdings LLC,
2.400%, 3–15–17	750	754
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	521
Pearson Funding Five plc,
3.250%, 5–8–23 (C)	800	733

		2,008

Communications Equipment – 0.1%
Cisco Systems, Inc.,
2.900%, 11–17–14	500	514

Construction & Farm Machinery & Heavy Trucks – 0.1%
Caterpillar Inc.,
1.375%, 5–27–14	1,500	1,509

Consumer Finance – 1.2%
American Express Credit Corporation:
5.125%, 8–25–14	400	416
2.125%, 7–27–18	1,150	1,155
American Honda Finance Corporation,
0.637%, 5–26–16 (C)(D)	1,000	1,002
Capital One Financial Corporation:
2.125%, 7–15–14	500	506
1.000%, 11–6–15	1,000	995
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	500	501
Charles Schwab Corporation (The),
2.200%, 7–25–18	700	706
Discover Bank,
2.000%, 2–21–18	1,650	1,614
Ford Motor Credit Company LLC,
3.875%, 1–15–15	500	517
General Motors Financial Company, Inc.,
2.750%, 5–15–16 (C)	966	964
Penske Truck Leasing Co., LP and PTL Finance Corp.,
2.500%, 7–11–14 (C)	750	758
Total System Services, Inc.,
2.375%, 6–1–18	2,400	2,342
USAA Capital Corporation,
1.050%, 9–30–14 (C)	500	503

		11,979

Data Processing & Outsourced Services – 0.1%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,450

Distillers & Vintners – 0.5%
Beam Inc.:
1.875%, 5–15–17	900	904
1.750%, 6–15–18	750	734
Brown-Forman Corporation,
1.000%, 1–15–18	1,000	971
Constellation Brands, Inc.,
3.750%, 5–1–21	2,322	2,145

		4,754

Distributors – 0.1%
LKQ Corporation,
4.750%, 5–15–23 (C)	607	563

Diversified Banks – 1.9%
Bank of America Corporation:
1.070%, 3–22–16 (D)	2,000	2,008
4.100%, 7–24–23	800	795
Bank of Montreal,
1.300%, 10–31–14 (C)	1,500	1,516

Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	1,250	1,255
Bank of Nova Scotia (The),
1.450%, 4–25–18	2,000	1,954
Barclays Bank plc,
2.375%, 1–13–14	600	603
BNP Paribas,
2.700%, 8–20–18	2,000	2,024
BNP Paribas S.A.,
5.186%, 6–29–49 (C)	2,200	2,223
National Australia Bank Ltd.:
0.900%, 1–20–16	500	499
2.300%, 7–25–18	2,000	2,018
Societe Generale,
2.625%, 10–1–18	2,000	2,005
U.S. Bancorp,
4.200%, 5–15–14	1,500	1,536
Wells Fargo & Company:
3.676%, 6–15–16 (D)	250	266
1.500%, 1–16–18	750	738

		19,440

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	750	780

Diversified Chemicals – 0.2%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,215
E.I. du Pont de Nemours and Company,
3.250%, 1–15–15	1,000	1,035

		2,250

Diversified Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold Inc.,
2.375%, 3–15–18 (C)	400	387
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	1,000	1,048
Teck Resources,
3.000%, 3–1–19	1,200	1,183

		2,618

Drug Retail – 0.2%
CVS Caremark Corporation,
3.250%, 5–18–15	2,000	2,081

Education Services – 0.1%
Yale University,
2.900%, 10–15–14	498	511

Electric Utilities – 0.2%
Southern Company, (The),
2.450%, 9–1–18	2,050	2,070

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3–1–20	500	545

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4–15–16	500	522

Food Distributors – 0.1%
Campbell Soup Company,
2.500%, 8–2–22	900	819
ConAgra Foods, Inc.,
1.300%, 1–25–16	250	250
General Mills, Inc.,
0.564%, 1–29–16 (D)	250	250

		1,319

General Merchandise Stores – 0.0%
Target Corporation,
1.125%, 7–18–14	500	503

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9–30–16	500	514

Health Care Services – 0.2%
Quest Diagnostics Incorporated,

3.200%, 4–1–16	2,000	2,082

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	750	773
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18 (C)	250	246

		1,019

Home Improvement Retail – 0.0%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	411

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	918

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corporation,
3.375%, 7–15–23	250	234

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	235
Colgate-Palmolive Company,
1.250%, 5–1–14	250	252

		487

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	909

Independent Finance – 0.0%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	500	487

Industrial Conglomerates – 0.1%
General Electric Capital Corporation,
0.959%, 4–2–18 (D)	1,500	1,509

Industrial Gases – 0.2%
Praxair, Inc.:
4.375%, 3–31–14	2,500	2,547
3.000%, 9–1–21	500	491

		3,038

Industrial Machinery – 0.3%
Eaton Corporation,
0.584%, 6–16–14 (D)	750	751
Illinois Tool Works Inc.,
5.150%, 4–1–14	2,500	2,557
Ingersoll-Rand Global Holding Company Limited,
2.875%, 1–15–19 (C)	350	349

		3,657

Integrated Telecommunication Services – 0.4%
Verizon Communications Inc.:
3.650%, 9–14–18	1,600	1,686
5.150%, 9–15–23	2,500	2,681

		4,367

Internet Retail – 0.1%
Amazon.com, Inc.,
0.650%, 11–27–15	750	749

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The):
1.600%, 11–23–15	1,000	1,007
2.900%, 7–19–18	1,200	1,210
Morgan Stanley,
2.125%, 4–25–18	2,000	1,950

		4,167

IT Consulting & Other Services – 0.4%
Baidu, Inc.,
3.250%, 8–6–18	700	700
International Business Machines Corporation:
1.250%, 5–12–14	2,000	2,011
0.246%, 2–4–15 (D)	1,250	1,250

		3,961

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	500	516

Life & Health Insurance – 0.6%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (C)	1,000	1,005
5.125%, 6–10–14 (C)	1,500	1,548
2.500%, 9–29–15 (C)	1,500	1,549
Prudential Financial, Inc.:
4.750%, 9–17–15	1,000	1,073
2.300%, 8–15–18	800	807

		5,982

Managed Health Care – 0.1%
WellPoint, Inc.,
1.875%, 1–15–18	1,000	991

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	1,164	1,196

Movies & Entertainment – 0.4%
News American Incorporated,
3.000%, 9–15–22	2,000	1,875
Viacom Inc.:
4.375%, 9–15–14	1,000	1,032
2.500%, 9–1–18	800	799

		3,706

Office Electronics – 0.1%
Xerox Corporation,
4.250%, 2–15–15	1,000	1,043

Oil & Gas – 0.3%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	2,850	2,854

Oil & Gas Drilling – 0.1%
Transocean Inc.,
2.500%, 10–15–17	1,500	1,504

Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	250	246
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (C)	500	490
Schlumberger S.A. (GTD by Schlumberger Ltd.),
2.650%, 1–15–16 (C)	500	519

		1,255

Oil & Gas Exploration & Production – 0.4%
ConocoPhillips (GTD by ConocoPhillips Company),
4.750%, 2–1–14	673	683
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,037
ONEOK Partners, L.P.,
3.200%, 9–15–18	700	713
Southwestern Energy Company,
4.100%, 3–15–22	1,350	1,350

		3,783

Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Energy Partners, L.P.,
2.650%, 2–1–19	1,100	1,093

Other Diversified Financial Services – 1.5%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton plc and BHP Billiton Limited),
2.050%, 9–30–18	700	701
Citigroup Inc.,
1.250%, 1–15–16	250	250
Daimler Finance North America LLC,
2.375%, 8–1–18 (C)	2,250	2,254
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,083
0.715%, 4–23–15 (D)	2,000	2,002

1.100%, 10–15–15	1,500	1,503
3.450%, 3–1–16	2,000	2,106
3.150%, 7–5–16	750	787
7.900%, 4–29–49 (D)	1,000	1,085
Total Capital,
2.125%, 8–10–18	1,200	1,211

		14,982

Packaged Foods & Meats – 0.4%
Kellogg Company,
4.450%, 5–30–16	1,000	1,089
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,137
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,044

		4,270

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	1,200	1,098
Kimberly-Clark Corporation,
0.384%, 5–15–16 (D)	750	751

		1,849

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corporation,
2.000%, 8–15–18	1,200	1,203
Berkshire Hathaway Inc.,
1.550%, 2–9–18	250	248

		1,451

Railroads – 0.2%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	900	866
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20 (C)	800	763

		1,629

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	750	752
PNC Bank, N.A.,
0.800%, 1–28–16	250	249

		1,001

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	532

Retail Stores – 0.1%
Dollar General Corporation:
4.125%, 7–15–17	450	478
1.875%, 4–15–18	750	728

		1,206

Semiconductors – 0.1%
Broadcom Corporation,
2.700%, 11–1–18	750	772

Soft Drinks – 0.7%
PepsiCo, Inc.:
0.700%, 8–13–15	1,500	1,502
2.250%, 1–7–19	4,750	4,763

		6,265

Specialized Finance – 0.1%
PACCAR Financial Corp.,
0.392%, 5–5–15 (D)	750	750

Specialty Chemicals – 0.1%
RPM International Inc.,
3.450%, 11–15–22	750	702
Sherwin-Williams Company (The),
1.350%, 12–15–17	250	244

		946

Systems Software – 0.2%
CA, Inc.,
2.875%, 8–15–18	2,000	2,018
Microsoft Corporation,
2.950%, 6–1–14	500	509

		2,527

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	750	823

Trucking – 0.1%
Ryder System, Inc.,
2.350%, 2–26–19	600	586

Wireless – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	298	250

Wireless Telecommunication Service – 0.7%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	2,500	2,580
American Tower Corporation:
4.625%, 4–1–15	1,500	1,567
4.700%, 3–15–22	1,140	1,108
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,077

		6,332

TOTAL CORPORATE DEBT SECURITIES – 18.7%		$190,895
(Cost: $184,660)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd,
0.750%, 1–15–16	250	249

Israel – 0.1%
State of Israel,
4.000%, 6–30–22	1,250	1,297

Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (C)	1,500	1,556

Supranational – 0.2%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	1,650	1,705

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$4,807
(Cost: $4,633)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.3%
National Archives Facility Trust,
8.500%, 9–1–19	1,999	2,440

Mortgage-Backed Obligations – 0.2%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	97	109
6.500%, 1–1–32	84	93
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	505	536
4.500%, 9–1–19	1,158	1,230
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	574	610
6.500%, 8–15–28	97	109

		2,687

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.5%		$5,127
(Cost: $4,513)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.6%
United States Treasury Notes:
4.250%, 11–15–14	10,000	10,459
4.250%, 8–15–15	15,000	16,106
0.375%, 1–15–16	3,000	2,998

0.625%, 7–15–16	3,500	3,505
0.875%, 1–31–17	4,000	4,010

		37,078

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.6%		$37,078
(Cost: $35,442)

SHORT-TERM SECURITIES
Commercial Paper – 3.8%
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.180%, 10–18–13 (E)	3,000	3,000
Danaher Corporation,
0.090%, 10–24–13 (E)	5,000	5,000
E.I. du Pont de Nemours and Company,
0.070%, 10–15–13 (E)	5,000	5,000
General Mills, Inc.,
0.130%, 10–7–13 (E)	10,000	9,999
Novartis Finance Corp. (GTD by Novartis AG),
0.050%, 10–2–13 (E)	3,000	3,000
St. Jude Medical, Inc.,
0.090%, 10–1–13 (E)	3,021	3,021
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.070%, 10–7–13 (E)	9,000	9,000

		38,020

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (F)	1,303	1,303

TOTAL SHORT-TERM SECURITIES – 3.9%		$39,323
(Cost: $39,323)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,018,471
(Cost: $810,196)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(161)

NET ASSETS – 100.0%		$1,018,310

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $26,114 or 2.6% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(E)	Rate shown is the yield to maturity at September 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$741,241	$—	$—
Corporate Debt Securities	—	190,895	—
Other Government Securities	—	4,807	—
United States Government Agency Obligations	—	5,127	—
United States Government Obligations	—	37,078	—
Short-Term Securities	—	39,323	—
Total	$741,241	$277,230	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$810,196

Gross unrealized appreciation	209,878
Gross unrealized depreciation	(1,603)

Net unrealized appreciation	$208,275

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 1.8%
Polo Ralph Lauren Corporation	411	$67,753

Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc. (A)	480	55,780
Biogen Idec Inc. (A)	196	47,285

		103,065

Brewers – 3.2%
Anheuser-Busch InBev S.A., ADR	1,214	120,408

Broadcasting – 2.5%
CBS Corporation, Class B	1,755	96,803

Cable & Satellite – 3.8%
Comcast Corporation, Class A	1,610	72,678
Time Warner Cable Inc.	640	71,379

		144,057

Communications Equipment – 4.6%
Cisco Systems, Inc.	4,394	102,906
F5 Networks, Inc. (A)	361	30,994
Nokia Corporation, Series A, ADR	5,992	39,007

		172,907

Computer Hardware – 1.5%
Apple Inc.	121	57,448

Construction & Farm Machinery & Heavy Trucks – 2.8%
Cummins Inc.	812	107,917

Consumer Electronics – 1.2%
Harman International Industries, Incorporated	666	44,076

Consumer Finance – 1.7%
Capital One Financial Corporation	967	66,437

Data Processing & Outsourced Services – 2.6%
MasterCard Incorporated, Class A	150	100,715

Diversified Banks – 2.0%
Bank of America Corporation	5,476	75,567

Diversified Chemicals – 2.3%
Dow Chemical Company (The)	2,329	89,449

Fertilizers & Agricultural Chemicals – 1.8%
Monsanto Company	670	69,876

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	927	70,290

Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corporation	575	66,194

Industrial Machinery – 5.9%
Pall Corporation	1,394	107,363
Pentair, Inc.	1,784	115,833

		223,196

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corporation	474	44,338

Internet Software & Services – 2.5%
Facebook, Inc., Class A (A)	1,515	76,119
LinkedIn Corp (A)	75	18,405

		94,524

IT Consulting & Other Services – 2.3%
Teradata Corporation (A)	1,556	86,276

Managed Health Care – 1.3%
UnitedHealth Group Incorporated	678	48,580

Motorcycle Manufacturers – 3.0%
Harley-Davidson, Inc.	1,799	115,589

Movies & Entertainment – 2.8%
Twenty-First Century Fox, Inc.	3,172	105,951

Multi-Line Insurance – 3.4%
American International Group, Inc.	2,651	128,923

Oil & Gas Equipment & Services – 1.8%
National Oilwell Varco, Inc.	862	67,307

Oil & Gas Exploration & Production – 2.0%
Noble Energy, Inc.	1,179	78,992

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	1,041	60,169

Other Diversified Financial Services – 3.6%
Citigroup Inc.	2,057	99,776
JPMorgan Chase & Co.	723	37,372

		137,148

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	735	54,559

Pharmaceuticals – 6.6%
Bristol-Myers Squibb Company	1,880	86,993
Pfizer Inc.	2,973	85,366
Shire Pharmaceuticals Group plc, ADR	665	79,667

		252,026

Railroads – 7.0%
Canadian Pacific Railway Limited	806	99,417
Kansas City Southern	576	62,959
Union Pacific Corporation	669	103,969

		266,345

Restaurants – 3.9%
Chipotle Mexican Grill, Inc., Class A (A)	143	61,261
Panera Bread Company, Class A (A)	238	37,778
YUM! Brands, Inc.	635	45,297

		144,336

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	6,144	107,762

Semiconductors – 3.2%
Altera Corporation	1,009	37,491
Texas Instruments Incorporated	2,099	84,506

		121,997

Specialty Chemicals – 1.1%
LyondellBasell Industries N.V., Class A	547	40,086

Tobacco – 2.3%
Philip Morris International Inc.	1,003	86,829

TOTAL COMMON STOCKS – 97.7%		$3,717,895
(Cost: $2,716,795)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.2%
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.250%, 12–4–13 (B)	$3,000	2,999
Campbell Soup Company,
0.110%, 10–25–13 (B)	14,100	14,098
Coca-Cola Company (The),
0.060%, 12–3–13 (B)	3,000	3,000
Corporacion Andina de Fomento,
0.180%, 11–18–13 (B)	2,000	2,000
CVS Caremark Corporation,
0.180%, 10–4–13 (B)	2,000	2,000
Danaher Corporation,
0.090%, 10–25–13 (B)	2,000	2,000
Enbridge Inc.,
0.290%, 10–11–13 (B)	2,500	2,500
Exxon Mobil Corporation,
0.160%, 10–15–13 (B)	5,000	5,000
General Mills, Inc.,
0.140%, 11–4–13 (B)	10,000	9,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.180%, 10–3–13 (B)	6,000	6,000
Hewlett-Packard Company,
0.360%, 10–21–13 (B)	3,000	2,999
Illinois Tool Works Inc.,
0.060%, 10–10–13 (B)	4,500	4,500
National Oilwell Varco, Inc.:
0.200%, 10–28–13 (B)	5,100	5,099
0.200%, 10–30–13 (B)	5,000	4,999
Roche Holdings, Inc.,
0.050%, 10–1–13 (B)	7,000	7,000
Verizon Communications Inc.,
0.210%, 10–21–13 (B)	3,000	3,000
Wal-Mart Stores, Inc.,
0.070%, 10–16–13 (B)	6,000	6,000

		83,192

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (C)	2,791	2,791

TOTAL SHORT-TERM SECURITIES – 2.3%		$85,983
(Cost: $85,984)

TOTAL INVESTMENT SECURITIES – 100.0%		$3,803,878
(Cost: $2,802,779)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1,749)

NET ASSETS – 100.0%		$3,802,129

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$788,854	$—	$—
Consumer Staples	327,990	—	—
Energy	250,806	—	—
Financials	408,075	—	—
Health Care	403,671	—	—
Industrials	597,458	—	—
Information Technology	741,630	—	—
Materials	199,411	—	—
Total Common Stocks	$3,717,895	$—	$—
Short-Term Securities	—	85,983	—
Total	$3,717,895	$85,983	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,802,779

Gross unrealized appreciation	1,018,639
Gross unrealized depreciation	(17,540)

Net unrealized appreciation	$1,001,099

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.4%
Omnicom Group Inc. (A)	153	$9,703

Aerospace & Defense – 6.3%
Boeing Company (The)	168	19,716
Honeywell International Inc.	181	15,026
Lockheed Martin Corporation	73	9,254

		43,996

Apparel Retail – 2.1%
Limited Brands, Inc.	238	14,533

Asset Management & Custody Banks – 1.1%
Northern Trust Corporation	148	8,042

Brewers – 3.4%
Anheuser-Busch InBev S.A., ADR	244	24,211

Cable & Satellite – 3.3%
Comcast Corporation, Class A	335	15,143
Time Warner Cable Inc.	79	8,800

		23,943

Casinos & Gaming – 2.3%
Wynn Resorts, Limited	100	15,777

Communications Equipment – 2.1%
Cisco Systems, Inc.	637	14,928

Computer Hardware – 1.5%
Apple Inc.	21	10,202

Construction & Farm Machinery & Heavy Trucks – 1.0%
Caterpillar Inc.	82	6,841

Consumer Finance – 2.3%
Capital One Financial Corporation	237	16,319

Data Processing & Outsourced Services – 2.8%
Paychex, Inc.	200	8,124
Visa Inc., Class A	61	11,657

		19,781

Distillers & Vintners – 2.3%
Diageo plc, ADR	126	16,037

Diversified Banks – 2.3%
Wells Fargo & Company	381	15,753

Diversified Chemicals – 3.3%
Dow Chemical Company (The)	264	10,155
PPG Industries, Inc.	76	12,613

		22,768

Fertilizers & Agricultural Chemicals – 2.2%
Monsanto Company	148	15,421

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	249	18,898

Household Products – 1.6%
Colgate-Palmolive Company	187	11,065

Industrial Machinery – 3.1%
Eaton Corporation	126	8,698
Pentair, Inc.	201	13,076

		21,774

Integrated Oil & Gas – 1.6%
Occidental Petroleum Corporation	120	11,229

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The)	88	13,859

Oil & Gas Drilling – 2.0%
Seadrill Limited	315	14,218

Oil & Gas Equipment & Services – 7.0%
Halliburton Company	229	11,005
National Oilwell Varco, Inc.	208	16,259
Schlumberger Limited	239	21,088

		48,352

Oil & Gas Storage & Transportation – 3.3%
Energy Transfer Equity, L.P.	123	8,101
MarkWest Energy Partners, L.P.	179	12,947
Phillips 66 Partners LP (A)	71	2,193

		23,241

Other Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	483	24,965

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Company	154	11,410

Pharmaceuticals – 10.5%
Bristol-Myers Squibb Company	392	18,146
GlaxoSmithKline plc, ADR	226	11,353
Johnson & Johnson	194	16,805
Merck & Co., Inc.	201	9,572
Pfizer Inc.	618	17,746

		73,622

Property & Casualty Insurance – 2.1%
ACE Limited	154	14,418

Railroads – 4.7%
Kansas City Southern	87	9,492
Union Pacific Corporation	150	23,348

		32,840

Restaurants – 1.4%
Starbucks Corporation	123	9,479

Semiconductor Equipment – 2.1%
Applied Materials, Inc.	829	14,549

Semiconductors – 6.7%
Analog Devices, Inc.	231	10,852
Microchip Technology Incorporated	611	24,606
Texas Instruments Incorporated	278	11,179

		46,637

Tobacco – 2.8%
Philip Morris International Inc.	225	19,448

TOTAL COMMON STOCKS – 98.4%		$688,259
(Cost: $482,989)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corporation,
0.100%, 10-2-13 (B)	$3,632	3,632

TOTAL SHORT-TERM SECURITIES – 0.5%		$3,632
(Cost: $3,632)

TOTAL INVESTMENT SECURITIES – 98.9%		$691,891
(Cost: $486,621)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		7,874

NET ASSETS – 100.0%		$699,765

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$688,259	$—	$—
Short-Term Securities	—	3,632	—
Total	$688,259	$3,632	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$486,621

Gross unrealized appreciation	206,896
Gross unrealized depreciation	(1,626)

Net unrealized appreciation	$205,270

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.3%
Cameco Corporation	93	$1,688
Peabody Energy Corporation	83	1,432

		3,120

Construction & Engineering – 2.7%
Fluor Corporation	90	6,369

Integrated Oil & Gas – 6.1%
Chevron Corporation	9	1,069
Exxon Mobil Corporation	25	2,164
Hess Corporation	15	1,164
Occidental Petroleum Corporation	77	7,160
Suncor Energy Inc.	80	2,852

		14,409

Oil & Gas Drilling – 4.0%
Ensco plc	35	1,879
Helmerich & Payne, Inc.	49	3,409
Seadrill Limited	52	2,353
Transocean Inc.	40	1,800

		9,441

Oil & Gas Equipment & Services – 33.0%
Baker Hughes Incorporated	93	4,576
Basic Energy Services, Inc. (A)	178	2,249
Cameron International Corporation (A)	99	5,773
Core Laboratories N.V.	55	9,357
Dresser-Rand Group Inc. (A)	69	4,293
Dril-Quip, Inc. (A)	54	6,208
FMC Technologies, Inc. (A)	62	3,455
Forum Energy Technologies, Inc. (A)	154	4,162
Frank’s International N.V.	43	1,293
Halliburton Company	172	8,275
National Oilwell Varco, Inc.	124	9,690
Schlumberger Limited	118	10,396
Superior Energy Services, Inc. (A)	131	3,290
Weatherford International Ltd. (A)	312	4,782

		77,799

Oil & Gas Exploration & Production – 37.9%
Anadarko Petroleum Corporation	95	8,838
Athlon Energy Inc. (A)	82	2,694
Bonanza Creek Energy, Inc. (A)	82	3,977
Cabot Oil & Gas Corporation	210	7,819
Canadian Natural Resources Limited	44	1,374
Cimarex Energy Co.	57	5,471
CNOOC Limited, ADR	13	2,533
Cobalt International Energy, Inc. (A)	99	2,471
Concho Resources Inc. (A)	21	2,280
ConocoPhillips	17	1,189
Continental Resources, Inc. (A)	103	11,020
EOG Resources, Inc.	49	8,311
Goodrich Petroleum Corporation (A)	48	1,170
Gulfport Energy Corporation (A)	74	4,758
Laredo Petroleum Holdings, Inc. (A)	47	1,380
Marathon Oil Corporation	66	2,302
Noble Energy, Inc.	96	6,453
Oasis Petroleum LLC (A)	66	3,223
Petroleum Development Corporation (A)	41	2,441
Pioneer Natural Resources Company	22	4,069
Southwestern Energy Company (A)	163	5,914

		89,687

Oil & Gas Refining & Marketing – 1.8%
Clean Energy Fuels Corp. (A)	102	1,306
Marathon Petroleum Corporation, LP	78	2,837

		4,143

Oil & Gas Storage & Transportation – 11.4%
El Paso Pipeline Partners, L.P.	92	3,894
Enbridge Inc.	66	2,772
Energy Transfer Equity, L.P.	20	1,339
Kinder Morgan Management, LLC (A)	26	1,933
Kinder Morgan, Inc.	55	1,953
MarkWest Energy Partners, L.P.	52	3,785
Phillips 66 Partners LP (A)	72	2,209
Regency Energy Partners LP	85	2,437
Targa Resources Corp.	44	3,239
Williams Companies, Inc. (The)	89	3,221

		26,782

TOTAL COMMON STOCKS – 98.2%		$231,750
(Cost: $138,276)

SHORT-TERM SECURITIES	Principal
Master Note – 1.5%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (B)	$3,568	3,568

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government),
0.130%, 10–7–13 (B)	577	582

TOTAL SHORT-TERM SECURITIES – 1.8%		$4,150
(Cost: $4,145)

TOTAL INVESTMENT SECURITIES – 100.0%		$235,900
(Cost: $142,421)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		15

NET ASSETS – 100.0%		$235,915

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$231,750	$—	$—
Short-Term Securities	—	4,150	—
Total	$231,750	$4,150	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$142,421

Gross unrealized appreciation	96,897
Gross unrealized depreciation	(3,418)

Net unrealized appreciation	$93,479

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.1%
Coca-Cola Amatil Limited	457	$5,222
David Jones Limited	2,079	5,606
Telstra Corporation Limited, ADR	2,639	12,237

		23,065

Canada – 0.8%
Agrium Inc.	53	4,454

China – 0.8%
Ping An Insurance (Group) Company of China, Ltd., A Shares	732	4,270

Finland – 1.0%
Nokia OYJ	892	5,864

France – 15.3%
Alstom	137	4,893
Cap Gemini S.A.	175	10,432
Compagnie Generale des Etablissements Michelin, Class B	87	9,669
European Aeronautic Defence and Space Company	157	10,021
LVMH Moet Hennessy - Louis Vuitton	46	9,102
Safran	279	17,217
Sanofi-Aventis	104	10,524
Vinci	263	15,311

		87,169

Germany – 11.1%
adidas AG	60	6,488
Bayer AG	124	14,626
DaimlerChrysler AG, Registered Shares	185	14,423
Deutsche Lufthansa AG	350	6,833
Fresenius SE & Co. KGaA	93	11,579
Linde AG	30	5,989
SAP AG	38	2,797

		62,735

Hong Kong – 4.3%
Galaxy Entertainment Group Limited, ADR	2,477	17,374
Yue Yuen Industrial (Holdings) Limited	2,443	6,819

		24,193

India – 0.7%
NMDC Limited	2,033	3,899

Ireland – 1.4%
Smurfit Kappa Group plc	362	8,170

Israel – 2.0%
Teva Pharmaceutical Industries Limited, ADR	306	11,547

Japan – 16.5%
Bridgestone Corporation	317	11,515
Daihatsu Motor Co., Ltd.	264	5,103
Fuji Heavy Industries Ltd.	211	5,817
JGC Corporation	192	6,915
Komatsu Ltd.	257	6,387
Mitsubishi Corporation	400	8,083
Mitsubishi Electric Corporation	560	5,868
Mitsui & Co., Ltd.	269	3,908

Mizuho Financial Group, Inc.	3,073	6,658
Nissin Kogyo Co., Ltd.	422	7,996
ORIX Corporation	729	11,823
Sumitomo Corporation	414	5,571
Sumitomo Mitsui Trust Holdings, Inc.	481	2,373
Tokyo Electron Limited	116	6,213

		94,230

Mexico – 0.6%
Grupo Financiero Banorte, S.A.B. de C.V.	508	3,166

Netherlands – 2.2%
ASML Holding N.V., Ordinary Shares	124	12,203

Norway – 2.9%
Seadrill Limited	216	9,672
Yara International ASA	160	6,604

		16,276

South Korea – 3.6%
Hyundai Motor Company	49	11,407
Samsung Electronics Co., Ltd.	7	9,120

		20,527

Sweden – 2.9%
AB Volvo, Class B	580	8,681
Telefonaktiebolaget LM Ericsson, B Shares	592	7,882

		16,563

Switzerland – 4.4%
Credit Suisse Group AG, Registered Shares	251	7,677
Novartis AG, Registered Shares	130	10,024
Swatch Group Ltd (The), Bearer Shares	11	7,041

		24,742

Taiwan – 1.1%
MediaTek Incorporation	488	6,033

United Kingdom – 14.2%
Capita Group plc (The)	246	3,966
Diageo plc	442	14,047
Experian plc	513	9,778
GlaxoSmithKline plc	459	11,575
Lloyds Banking Group Plc (A)	8,066	9,608
Pearson plc	274	5,572
Prudential plc	550	10,257
Shire plc	397	15,938

		80,741

United States – 3.8%
InBev NV	139	13,789
Schlumberger Limited	86	7,613

		21,402

TOTAL COMMON STOCKS – 93.7%		$531,249
(Cost: $418,791)

PREFERRED STOCKS

Germany – 1.6%
Volkswagen AG, 2.260%	38	9,036

TOTAL PREFERRED STOCKS – 1.6%		$9,036
(Cost: $7,693)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.6%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.080%, 10–24–13 (B)	$5,000	5,000
Coca-Cola Company (The),
0.060%, 12–3–13 (B)	3,000	3,000
CVS Caremark Corporation,
0.180%, 10–4–13 (B)	2,000	2,000
Danaher Corporation,
0.090%, 10–1–13 (B)	5,000	4,999
General Mills, Inc.,
0.090%, 10–10–13 (B)	4,500	4,500
Hewlett-Packard Company,
0.360%, 10–21–13 (B)	4,000	3,999
St. Jude Medical, Inc.,
0.090%, 10–1–13 (B)	2,274	2,274

		25,772

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (C)	1,296	1,296

TOTAL SHORT-TERM SECURITIES – 4.8%		$27,068
(Cost: $27,068)

TOTAL INVESTMENT SECURITIES – 100.1%		$567,353
(Cost: $453,552)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(567)

NET ASSETS – 100.0%		$566,786

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Societe Generale Bank	86,200	10-23-13	$—	$28
Sell	Japanese Yen	Goldman Sachs International	3,805,050	10-23-13	—	392
					$—	$420

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$123,931	$—	$—
Consumer Staples	33,058	—	—
Energy	17,285	—	—
Financials	55,832	—	—
Health Care	85,813	—	—
Industrials	113,433	—	—
Information Technology	60,544	—	—
Materials	29,117	—	—
Telecommunication Services	12,236	—	—
Total Common Stocks	$531,249	$—	$—
Preferred Stocks	9,036	—	—
Short-Term Securities	—	27,068	—
Total	$540,285	$27,068	$—
Liabilities
Forward Foreign Currency Contracts	$—	$420	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$453,552

Gross unrealized appreciation	130,753
Gross unrealized depreciation	(16,952)

Net unrealized appreciation	$113,801

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.2%
Expeditors International of Washington, Inc.	842	$37,099

Apparel Retail – 1.1%
DSW Inc., Class A	219	18,651

Apparel, Accessories & Luxury Goods – 6.0%
Burberry Group plc (A)	832	22,001
Michael Kors Holdings Limited (B)	233	17,356
Tumi Holdings, Inc. (B)	419	8,447
Under Armour, Inc., Class A (B)	428	34,019
V.F. Corporation	103	20,502

		102,325

Application Software – 3.9%
ANSYS, Inc. (B)	288	24,944
Solera Holdings, Inc.	488	25,789
Ultimate Software Group, Inc. (The) (B)	106	15,551

		66,284

Asset Management & Custody Banks – 3.1%
Northern Trust Corporation	699	38,035
Oaktree Capital Group, LLC	283	14,805

		52,840

Auto Parts & Equipment – 1.4%
Gentex Corporation	929	23,783

Automotive Retail – 2.4%
CarMax, Inc. (B)	865	41,935

Biotechnology – 1.0%
Medivation, Inc. (B)	287	17,215

Building Products – 1.9%
Fortune Brands Home & Security, Inc.	803	33,408

Coal & Consumable Fuels – 1.0%
Joy Global Inc.	343	17,486

Communications Equipment – 2.4%
Aruba Networks, Inc. (B)	993	16,528
F5 Networks, Inc. (B)	247	21,201
Palo Alto Networks, Inc. (B)	69	3,175

		40,904

Computer Storage & Peripherals – 1.9%
Fusion-io, Inc. (B)	887	11,877
NetApp, Inc.	484	20,645

		32,522

Consumer Electronics – 2.0%
Harman International Industries, Incorporated	519	34,354

Data Processing & Outsourced Services – 2.0%
Vantiv, Inc., Class A (B)	1,212	33,866

Department Stores – 1.2%
Nordstrom, Inc.	376	21,109

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	247	16,819

Distributors – 2.1%
LKQ Corporation (B)	1,137	36,225

Electrical Components & Equipment – 2.8%
Polypore International, Inc. (B)	770	31,564
Roper Industries, Inc.	128	17,021

		48,585

Electronic Manufacturing Services – 1.4%
Trimble Navigation Limited (B)	829	24,620

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (B)	219	25,284

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Company (The)	358	19,717

Health Care Distributors – 1.9%
Henry Schein, Inc. (B)	315	32,645

Health Care Equipment – 5.3%
Intuitive Surgical, Inc. (B)	58	21,861
Varian Medical Systems, Inc. (B)	585	43,732
Zimmer Holdings, Inc.	319	26,162

		91,755

Health Care Facilities – 2.1%
Acadia Healthcare Company, Inc. (B)	257	10,118
Hologic, Inc. (B)	1,233	25,463

		35,581

Health Care Services – 0.4%
Premier Inc. (B)	216	6,844

Health Care Supplies – 0.5%
DENTSPLY International Inc.	197	8,565

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	351	19,698

Hotels, Resorts & Cruise Lines – 1.3%
Norwegian Cruise Line Holdings Ltd. (B)	728	22,453

Industrial Machinery – 5.0%
Graco Inc.	209	15,442
IDEX Corporation	469	30,600
Pall Corporation	519	39,991

		86,033

Internet Software & Services – 2.1%
OpenTable, Inc. (B)	239	16,739
Zillow, Inc. (B)	237	20,021

		36,760

IT Consulting & Other Services – 2.1%
Teradata Corporation (B)	642	35,598

Leisure Products – 1.0%
Mattel, Inc.	431	18,025

Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	460	23,580

Oil & Gas Drilling – 1.0%
Patterson-UTI Energy, Inc.	826	17,664

Oil & Gas Equipment & Services – 1.1%
Dril-Quip, Inc. (B)	170	19,462

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corporation	535	19,958
Continental Resources, Inc. (B)	288	30,870
Southwestern Energy Company (B)	584	21,242

		72,070

Packaged Foods & Meats – 3.0%
Hain Celestial Group, Inc. (The) (B)	355	27,354
Mead Johnson Nutrition Company	350	25,969

		53,323

Personal Products – 1.0%
Coty Inc., Class A	1,011	16,382

Regional Banks – 5.0%
First Republic Bank	785	36,585
Signature Bank (B)	366	33,487
UMB Financial Corporation	294	15,981

		86,053

Research & Consulting Services – 1.0%
Verisk Analytics, Inc., Class A (B)	272	17,643

Restaurants – 2.0%
Dunkin’ Brands Group, Inc.	772	34,923

Semiconductors – 4.4%
Cavium Inc. (B)	342	14,095
Microchip Technology Incorporated	1,195	48,127
Skyworks Solutions, Inc. (B)	560	13,898

		76,120

Specialty Stores – 2.3%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)	327	39,004

Systems Software – 1.0%
ServiceNow, Inc. (B)	326	16,941

Trading Companies & Distributors – 2.4%
Fastenal Company	806	40,491

TOTAL COMMON STOCKS – 96.1%		$1,652,644
(Cost: $1,158,213)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NASDAQ 100 Index,
Put $3,140.00, Expires 10–19–13	338	576
Russell 2000 Index,
Put $1,045.00, Expires 10–19–13	1,427	1,178
SPDR S&P MidCap 400 ETF Trust:
Put $220.00, Expires 10–19–13	4,212	663
Put $225.00, Expires 10–19–13	3,446	1,008

TOTAL PURCHASED OPTIONS – 0.2%		$3,425
(Cost: $3,550)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.0%
Air Products and Chemicals, Inc.,
0.070%, 10–18–13 (C)	$4,000	4,000
Automatic Data Processing Inc.,
0.050%, 10–2–13 (C)	5,000	5,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.080%, 10–24–13 (C)	5,000	5,000
0.110%, 11–18–13 (C)	5,000	4,999
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.060%, 10–28–13 (C)	3,000	3,000
E.I. du Pont de Nemours and Company,
0.070%, 10–15–13 (C)	5,000	5,000

Emerson Electric Co.,
0.070%, 11–21–13 (C)	3,000	3,000
Illinois Tool Works Inc.,
0.050%, 10–10–13 (C)	5,789	5,789
McCormick & Co. Inc.,
0.160%, 10–1–13 (C)	4,642	4,642
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.070%, 10–7–13 (C)	4,000	4,000
Wal-Mart Stores, Inc.,
0.070%, 10–16–13 (C)	6,000	5,999

		50,429

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.100%, 10-2-13 (D)	391	391

TOTAL SHORT-TERM SECURITIES – 3.0%		$50,820
(Cost: $50,820)

TOTAL INVESTMENT SECURITIES – 99.3%		$1,706,889
(Cost: $1,212,583)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		11,380

NET ASSETS – 100.0%		$1,718,269

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,652,644	$—	$—
Purchased Options	3,425	—	—
Short-Term Securities	—	50,820	—
Total	$1,656,069	$50,820	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,212,583

Gross unrealized appreciation	518,259
Gross unrealized depreciation	(23,953)

Net unrealized appreciation	$494,306

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.6%
Darling International Inc. (A)	904	$19,121

Application Software – 8.8%
ACI Worldwide, Inc. (A)	1,860	100,550
Aspen Technology, Inc. (A)(B)	4,912	169,712
Silver Spring Networks, Inc. (A)	1,234	21,388

		291,650

Biotechnology – 7.5%
ARIAD Pharmaceuticals, Inc. (A)	2,711	49,875
bluebird bio, Inc. (A)	407	10,984
Isis Pharmaceuticals, Inc. (A)	1,999	75,053
Vertex Pharmaceuticals Incorporated (A)	1,442	109,301

		245,213

Commodity Chemicals – 0.2%
BioAmber Inc. (A)(B)	1,462	7,163

Communications Equipment – 1.5%
Cisco Systems, Inc.	2,120	49,641

Computer Hardware – 1.8%
Apple Inc.	126	60,261

Construction & Engineering – 0.4%
Abengoa, S.A., Class B (C)	4,166	12,116

Consumer Electronics – 1.8%
Harman International Industries, Incorporated	917	60,760

Data Processing & Outsourced Services – 11.7%
Alliance Data Systems Corporation (A)	768	162,504
Euronet Worldwide, Inc. (A)	2,487	98,973
EVERTEC, Inc.	1,041	23,125
QIWI plc, ADR	1,021	31,926
WNS (Holdings) Limited, ADR (A)(B)	3,177	67,419

		383,947

Electronic Components – 1.3%
Universal Display Corporation (A)	1,383	44,293

Electronic Equipment & Instruments – 0.9%
Itron, Inc. (A)	702	30,080

Fertilizers & Agricultural Chemicals – 2.1%
Marrone Bio Innovations, Inc. (A)	472	7,946
Monsanto Company	584	60,952

		68,898

Health Care Equipment – 2.8%
Boston Scientific Corporation (A)	4,558	53,514
Volcano Corporation (A)	1,702	40,721

		94,235

Health Care Facilities – 1.0%
Hologic, Inc. (A)	1,633	33,730

Health Care Services – 0.6%
Envision Healthcare Holdings, Inc. (A)	194	5,060
Fleury S.A. (C)	1,995	16,255

		21,315

Health Care Technology – 2.0%
Cerner Corporation (A)	1,263	66,365

Industrial Machinery – 4.2%
ESCO Technologies Inc. (B)	1,335	44,366
Pentair, Inc.	1,507	97,858

		142,224

Integrated Telecommunication Services – 1.6%
China Unicom Limited (C)	21,420	33,418
Windstream Corporation	2,519	20,151

		53,569

Internet Software & Services – 6.9%
21Vianet Group, Inc., ADR (A)	1,289	21,249
Facebook, Inc., Class A (A)	2,082	104,600
Google Inc., Class A (A)	119	103,883

		229,732

IT Consulting & Other Services – 7.8%
Acxiom Corporation (A)(B)	4,383	124,446
EPAM Systems, Inc. (A)	963	33,224
iGATE Corporation (A)(B)	3,003	83,363
Leidos Holdings, Inc.	13	574
SK C&C Co., Ltd. (C)	160	17,163

		258,770

Managed Health Care – 4.0%
Odontoprev S.A. (C)	5,519	24,377
UnitedHealth Group Incorporated	1,521	108,948

		133,325

Movies & Entertainment – 0.7%
News Corporation Limited, Class A	654	21,902

Office Services & Supplies – 0.1%
CyrusOne Inc.	200	3,804

Pharmaceuticals – 0.1%
Shire Pharmaceuticals Group plc, ADR	16	1,907

Research & Consulting Services – 0.7%
Qualicorp S.A. (A)(C)	2,380	21,649

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	1,415	24,814
Nanometrics Incorporated (A)	1,053	16,982
Photronics, Inc. (A)	3,064	23,995

		65,791

Semiconductors – 20.8%
Cree, Inc. (A)	2,931	176,418
Cypress Semiconductor Corporation	3,955	36,936
Marvell Technology Group Ltd.	3,420	39,332
Micron Technology, Inc. (A)	15,758	275,289
Microsemi Corporation (A)	1,603	38,880
Rambus Inc. (A)	2,370	22,279
Samsung Electronics Co., Ltd. (C)	74	94,256
Spansion Inc. (A)	397	4,001

		687,391

Systems Software – 2.3%
Microsoft Corporation	2,238	74,554

TOTAL COMMON STOCKS – 96.2%		$3,183,406

(Cost: $1,911,402)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber Inc., Expires 5–9–17 (D)	1,423	$1,138

TOTAL WARRANTS – 0.0%		$1,138
(Cost: $167)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.8%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (E)	$15,690	15,307
Rambus Inc., Convertible,
1.125%, 8–15–18 (E)	11,691	12,093

		27,400

TOTAL CORPORATE DEBT SECURITIES – 0.8%		$27,400
(Cost: $27,315)

SHORT-TERM SECURITIES
Commercial Paper – 2.3%
Air Products and Chemicals, Inc.,
0.070%, 10–18–13 (F)	5,000	5,000
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.180%, 11–12–13 (F)	2,200	2,200
Automatic Data Processing Inc.,
0.050%, 10–2–13 (F)	5,000	5,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.110%, 11–18–13 (F)	5,000	4,999
CVS Caremark Corporation,
0.290%, 12–3–13 (F)	5,000	4,997
Danaher Corporation,
0.090%, 10–24–13 (F)	6,000	6,000
Enbridge Inc.,
0.290%, 10–11–13 (F)	2,200	2,200
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.170%, 11–4–13 (F)	10,000	9,998
McCormick & Co. Inc.,
0.160%, 10–1–13 (F)	6,000	6,000
National Oilwell Varco, Inc.,
0.200%, 10–30–13 (F)	5,000	4,999
St. Jude Medical, Inc.,
0.090%, 10–1–13 (F)	3,518	3,518
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.070%, 10–7–13 (F)	9,000	9,000
Target Corporation,
0.060%, 10–17–13 (F)	5,000	5,000
Wal-Mart Stores, Inc.,
0.060%, 10–8–13 (F)	8,000	8,000

		76,911

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (G)	828	828

TOTAL SHORT-TERM SECURITIES – 2.3%		$77,739
(Cost: $77,740)

TOTAL INVESTMENT SECURITIES – 99.3%		$3,289,683
(Cost: $2,016,624)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		23,639

NET ASSETS – 100.0%		$3,313,322

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the total value of these securities amounted to $27,400 or 0.8% of net assets.

(F)	Rate shown is the yield to maturity at September 30, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$82,662	$—	$—
Consumer Staples	19,121	—	—
Health Care	596,090	—	—
Industrials	179,793	—	—
Information Technology	2,176,110	—	—
Materials	76,061	—	—
Telecommunication Services	53,569	—	—
Total Common Stocks	$3,183,406	$—	$—
Warrants	1,138	—	—
Corporate Debt Securities	—	27,400	—
Short-Term Securities	—	77,739	—
Total	$3,184,544	$105,139	$—

During the period ended September 30, 2013, securities totaling $28,446 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,016,624

Gross unrealized appreciation	1,326,024
Gross unrealized depreciation	(52,965)

Net unrealized appreciation	$1,273,059

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.5%
KEYW Holding Corporation (A)	340	$4,573

Air Freight & Logistics – 1.5%
Hub Group, Inc. (A)	349	13,683

Apparel Retail – 2.6%
AnnTaylor Stores Corporation (A)	175	6,339
Stage Stores, Inc.	336	6,442
Zumiez Inc. (A)	361	9,943

		22,724

Apparel, Accessories & Luxury Goods – 1.0%
Fifth & Pacific Companies, Inc. (A)	347	8,710

Application Software – 6.8%
Qlik Technologies Inc. (A)	410	14,024
SS&C Technologies Holdings, Inc. (A)	288	10,973
Tyler Technologies, Inc. (A)	102	8,896
Ultimate Software Group, Inc. (The) (A)	183	26,912

		60,805

Asset Management & Custody Banks – 3.9%
Affiliated Managers Group, Inc. (A)	120	21,990
Financial Engines, Inc.	135	8,024
WisdomTree Investment, Inc. (A)	418	4,851

		34,865

Automotive Retail – 3.6%
Asbury Automotive Group, Inc. (A)	272	14,481
Lithia Motors, Inc.	252	18,349

		32,830

Biotechnology – 4.7%
Cepheid (A)	392	15,292
Incyte Corporation (A)	487	18,572
Ironwood Pharmaceuticals, Inc., Class A (A)	379	4,490
KYTHERA Biopharmaceuticals, Inc. (A)	64	2,902

		41,256

Brewers – 1.2%
Boston Beer Company, Inc. (The), Class A (A)	45	10,965

Communications Equipment – 4.1%
Aruba Networks, Inc. (A)	227	3,777
Ciena Corporation (A)	329	8,228
Finisar Corporation (A)	307	6,952
Ixia (A)	490	7,680
JDS Uniphase Corporation (A)	644	9,471

		36,108

Construction & Engineering – 1.6%
Primoris Services Corporation	550	13,996

Construction & Farm Machinery & Heavy Trucks – 3.8%
Wabash National Corporation (A)	881	10,276
Westinghouse Air Brake Technologies Corporation	370	23,276

		33,552

Consumer Finance – 1.5%
First Cash Financial Services, Inc. (A)	234	13,537

Data Processing & Outsourced Services – 2.0%
Jack Henry & Associates, Inc.	348	17,965

Distributors – 1.4%
Pool Corporation	220	12,365

Diversified Support Services – 2.6%
Portfolio Recovery Associates, Inc. (A)	382	22,893

Education Services – 0.3%
Bright Horizons Family Solutions Inc. (A)	65	2,336

Electrical Components & Equipment – 1.2%
II-VI Incorporated (A)	383	7,216
Powell Industries, Inc. (A)	49	3,015

		10,231

Electronic Equipment & Instruments – 0.5%
OSI Systems, Inc. (A)	63	4,714

Electronic Manufacturing Services – 1.2%
IPG Photonics Corporation	191	10,761

Environmental & Facilities Services – 2.8%
Team, Inc. (A)	339	13,463
Waste Connections, Inc.	249	11,307

		24,770

Food Distributors – 1.3%
United Natural Foods, Inc. (A)	173	11,622

Health Care Equipment – 4.1%
DexCom, Inc. (A)	556	15,702
Heartware International, Inc. (A)	159	11,626
Thoratec Corporation (A)	168	6,268
Volcano Corporation (A)	131	3,138

		36,734

Health Care Supplies – 0.9%
Endologix, Inc. (A)	487	7,860

Homebuilding – 0.7%
Taylor Morrison Home Corporation, Class A (A)	255	5,773

Human Resource & Employment Services – 1.4%
Kforce Inc.	478	8,447
WageWorks, Inc. (A)	77	3,885

		12,332

Industrial Machinery – 0.5%
Graham Corporation	128	4,639

Internet Software & Services – 3.3%
Benefitfocus, Inc. (A)	26	1,298
ChannelAdvisor Corporation (A)	68	2,505
Demandware, Inc. (A)	448	20,757
Rocket Fuel Inc. (A)	46	2,472
YuMe, Inc. (A)	209	2,215

		29,247

IT Consulting & Other Services – 2.4%
EPAM Systems, Inc. (A)	320	11,050
Luxoft Holding, Inc., Class A (A)	114	3,015
ServiceSource International, LLC (A)	598	7,219

		21,284

Leisure Facilities – 2.2%
Vail Resorts, Inc.	276	19,156

Office Services & Supplies – 1.5%
HNI Corporation	161	5,821
United Stationers Inc.	174	7,587

		13,408

Oil & Gas Equipment & Services – 2.5%
Dril-Quip, Inc. (A)	82	9,412
Matrix Service Company (A)	634	12,445

		21,857

Oil & Gas Exploration & Production – 0.8%
Athlon Energy Inc. (A)	76	2,498
Bonanza Creek Energy, Inc. (A)	104	5,005

		7,503

Packaged Foods & Meats – 2.5%
B&G Foods, Inc.	251	8,665
Hain Celestial Group, Inc. (The) (A)	44	3,401
Lance, Inc.	328	9,472

		21,538

Regional Banks – 5.7%
Bank of the Ozarks, Inc.	344	16,504
Signature Bank (A)	98	8,978
SVB Financial Group (A)	279	24,132

		49,614

Restaurants – 3.1%
Brinker International, Inc.	209	8,451
Chuy’s Holdings, Inc. (A)	304	10,893
Panera Bread Company, Class A (A)	13	2,124
Sonic Corp. (A)	397	7,054

		28,522

Security & Alarm Services – 0.1%
MiX Telematics Limited ADR (A)	33	485

Semiconductor Equipment – 1.2%
Rubicon Technology, Inc. (A)	536	6,492
Teradyne, Inc. (A)	231	3,823

		10,315

Semiconductors – 4.8%
Atmel Corporation (A)	857	6,373
Diodes Incorporated (A)	306	7,507
Microsemi Corporation (A)	339	8,216
Power Integrations, Inc.	248	13,434
Semtech Corporation (A)	242	7,257

		42,787

Specialty Stores – 0.9%
Cabela’s Incorporated, Class A (A)	125	7,854

Steel – 0.2%
Synalloy Corporation	90	1,466

Systems Software – 2.8%
Cyan, Inc. (A)	232	2,328
Infolox Inc. (A)	318	13,311
MICROS Systems, Inc. (A)	186	9,269

		24,908

Trading Companies & Distributors – 3.9%
Beacon Roofing Supply, Inc. (A)	230	8,469
Rush Enterprises, Inc. (A)	365	9,676
Watsco, Inc.	188	17,761

		35,906

Trucking – 2.0%
Landstar System, Inc.	312	17,455

TOTAL COMMON STOCKS – 97.6%		$865,904
(Cost: $575,584)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Enbridge Inc., 0.290%, 10-11-13 (B)	$3,000	3,000
L Air Liquide S.A., 0.130%, 10-11-13 (B)	3,000	3,000

		6,000

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.100%, 10-2-13 (C)	909	909

TOTAL SHORT-TERM SECURITIES – 0.8%		$6,909
(Cost: $6,909)

TOTAL INVESTMENT SECURITIES – 98.4%		$872,813
(Cost: $582,493)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		13,770

NET ASSETS – 100.0%		$886,583

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$865,904	$—	$—
Short-Term Securities	—	6,909	—
Total	$865,904	$6,909	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$582,493

Gross unrealized appreciation	299,492
Gross unrealized depreciation	(9,172)

Net unrealized appreciation	$290,320

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.2%
Boeing Company (The)	36	$4,195
Precision Castparts Corp.	19	4,272

		8,467

Automotive Retail – 1.1%
AutoZone, Inc. (A)	7	2,917

Biotechnology – 6.0%
Biogen Idec Inc. (A)	23	5,562
Gilead Sciences, Inc. (A)	161	10,105

		15,667

Brewers – 1.9%
Anheuser-Busch InBev S.A., ADR	50	4,910

Broadcasting – 4.4%
CBS Corporation, Class B	165	9,101
Discovery Holding Company, Class A (A)	29	2,440

		11,541

Cable & Satellite – 3.9%
Comcast Corporation, Class A	111	4,994
Time Warner Cable Inc.	48	5,323

		10,317

Casinos & Gaming – 5.8%
Las Vegas Sands, Inc.	146	9,697
Wynn Resorts, Limited	37	5,878

		15,575

Communications Equipment – 3.4%
Cisco Systems, Inc.	207	4,839
F5 Networks, Inc. (A)	49	4,219

		9,058

Computer Hardware – 4.4%
Apple Inc.	24	11,466

Construction & Farm Machinery & Heavy Trucks – 1.0%
Caterpillar Inc.	33	2,751

Consumer Electronics – 1.4%
Harman International Industries, Incorporated	55	3,663

Data Processing & Outsourced Services – 7.1%
MasterCard Incorporated, Class A	14	9,688
Visa Inc., Class A	46	8,771

		18,459

Diversified Chemicals – 1.4%
PPG Industries, Inc.	22	3,692

Fertilizers & Agricultural Chemicals – 2.6%
Monsanto Company	65	6,805

Food Retail – 1.7%
Casey’s General Stores, Inc.	61	4,459

Footwear – 2.7%
NIKE, Inc., Class B	99	7,162

Health Care Facilities – 4.0%
HCA Holdings, Inc.	138	5,882
Universal Health Services, Inc., Class B	63	4,747

		10,629

Hotels, Resorts & Cruise Lines – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	38	2,512

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	29	3,298

Industrial Machinery – 3.6%
Pall Corporation	54	4,168
Pentair, Inc.	82	5,351

		9,519

Internet Retail – 3.8%
Amazon.com, Inc. (A)	18	5,653
priceline.com Incorporated (A)	4	4,347

		10,000

Internet Software & Services – 4.0%
Facebook, Inc., Class A (A)	76	3,838
Google Inc., Class A (A)	8	6,657

		10,495

Movies & Entertainment – 1.5%
News Corporation Limited, Class A	116	3,879

Oil & Gas Equipment & Services – 5.5%
Halliburton Company	83	4,011
National Oilwell Varco, Inc.	51	3,976
Schlumberger Limited	72	6,371

		14,358

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	30	2,258

Personal Products – 1.5%
Estee Lauder Companies, Inc. (The), Class A	58	4,019

Pharmaceuticals – 2.3%
Allergan, Inc.	29	2,650
Bristol-Myers Squibb Company	76	3,508

		6,158

Railroads – 5.5%
Canadian Pacific Railway Limited	39	4,747
Kansas City Southern	49	5,402
Union Pacific Corporation	27	4,117

		14,266

Restaurants – 3.0%
Starbucks Corporation	69	5,303
YUM! Brands, Inc.	35	2,528

		7,831

Semiconductor Equipment – 0.7%
ASML Holding N.V., NY Registry Shares	19	1,924

Semiconductors – 1.3%
Altera Corporation	94	3,486

Systems Software – 2.3%
Oracle Corporation	78	2,591
VMware, Inc., Class A (A)	43	3,478

		6,069

Tobacco – 1.9%
Philip Morris International Inc.	61	5,274

Wireless Telecommunication Service – 2.7%
Crown Castle International Corp. (A)	38	2,782
SBA Communications Corporation (A)	53	4,257

		7,039

TOTAL COMMON STOCKS – 98.8%		$259,923
(Cost: $184,026)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.2%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.110%, 11–18–13 (B)	$5,000	4,999
McCormick & Co. Inc.,
0.160%, 10–1–13 (B)	3,311	3,311

		8,310

TOTAL SHORT-TERM SECURITIES – 3.2%		$8,310
(Cost: $8,310)

TOTAL INVESTMENT SECURITIES – 102.0%		$268,233
(Cost: $192,336)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.0%)		(5,351)

NET ASSETS – 100.0%		$262,882

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$259,923	$—	$—
Short-Term Securities	—	8,310	—
Total	$259,923	$8,310	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$192,336

Gross unrealized appreciation	76,734
Gross unrealized depreciation	(837)

Net unrealized appreciation	$75,897

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.7%
Omnicom Group Inc. (A)	79	$5,031

Biotechnology – 2.1%
Amgen Inc.	136	15,179

Cable & Satellite – 5.3%
Comcast Corporation, Class A	328	14,796
Time Warner Cable Inc.	208	23,234

		38,030

Communications Equipment – 0.5%
Nokia Corporation, Series A, ADR	586	3,816

Consumer Finance – 3.0%
Capital One Financial Corporation	308	21,199

Department Stores – 1.7%
Macy’s Inc.	275	11,882

Diversified Chemicals – 3.2%
Dow Chemical Company (The) (B)	596	22,871

Drug Retail – 2.6%
CVS Caremark Corporation	327	18,580

General Merchandise Stores – 3.0%
Target Corporation	342	21,881

Health Care Distributors – 2.1%
McKesson Corporation	115	14,780

Health Care Facilities – 2.8%
HCA Holdings, Inc.	462	19,755

Home Improvement Retail – 1.5%
Lowe’s Companies, Inc.	227	10,803

Industrial Machinery – 2.1%
Parker Hannifin Corporation	140	15,166

Integrated Oil & Gas – 2.9%
Occidental Petroleum Corporation	225	21,047

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	122	19,223

Life & Health Insurance – 2.4%
MetLife, Inc.	364	17,090

Managed Health Care – 7.5%
Aetna Inc.	316	20,210
UnitedHealth Group Incorporated	270	19,328
WellPoint, Inc.	178	14,916

		54,454

Office Electronics – 4.3%
Xerox Corporation	2,918	30,024

Oil & Gas Exploration & Production – 0.5%
Berry Petroleum Company	84	3,636

Oil & Gas Refining & Marketing – 4.5%
Marathon Petroleum Corporation	266	17,138
Phillips 66	267	15,412

		32,550

Oil & Gas Storage & Transportation – 14.4%
Access Midstream Partners, L.P.	338	16,319
Atlas Energy, L.P.	330	18,028
Atlas Pipeline Partners, L.P.	586	22,732
Energy Transfer Equity, L.P.	158	10,420
MarkWest Energy Partners, L.P.	223	16,078
Phillips 66 Partners LP (A)(B)	24	742
Regency Energy Partners LP	636	18,191

		102,510

Other Diversified Financial Services – 8.9%
Citigroup Inc.	658	31,920
JPMorgan Chase & Co.	615	31,769

		63,689

Pharmaceuticals – 3.6%
Shire Pharmaceuticals Group plc, ADR (C)	53	6,354
Teva Pharmaceutical Industries Limited, ADR	518	19,563

		25,917

Property & Casualty Insurance – 3.2%
ACE Limited	249	23,259

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	132	9,556

Reinsurance – 3.9%
Reinsurance Group of America, Incorporated	213	14,262
RenaissanceRe Holdings Ltd.	150	13,616

		27,878

Semiconductor Equipment – 2.1%
Lam Research Corporation (A)	296	15,167

Soft Drinks – 0.2%
Coca-Cola Enterprises Inc.	44	1,785

Specialty Chemicals – 0.3%
LyondellBasell Industries N.V., Class A	32	2,329

Systems Software – 1.9%
Oracle Corporation	418	13,858

TOTAL COMMON STOCKS – 95.2%		$682,945
(Cost: $510,042)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.9%
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB),
0.200%, 11–12–13 (D)	$5,630	5,629
CVS Caremark Corporation,
0.180%, 10–4–13 (D)	2,000	2,000
Ecolab Inc.,
0.230%, 11–4–13 (D)	3,000	2,999
McCormick & Co. Inc.,
0.160%, 10–1–13 (D)	7,111	7,111
St. Jude Medical, Inc.,
0.180%, 11–12–13 (D)	4,000	3,999

Virginia Electric and Power Company,
0.260%, 10–16–13 (D)	3,000	3,000
Wal-Mart Stores, Inc.,
0.060%, 10–8–13 (D)	4,000	4,000

		28,738

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (E)	2,699	2,699

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government),
0.130%, 10–7–13 (E)	1,827	1,827

TOTAL SHORT-TERM SECURITIES – 4.6%		$33,264
(Cost: $33,264)

TOTAL INVESTMENT SECURITIES – 99.8%		$716,209
(Cost: $543,306)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,386

NET ASSETS – 100.0%		$717,595

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at September 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Atlas Pipeline Partners, L.P.	Deutsche Bank AG	Put	688	November 2013	$35.00	$64	$(27)
Dow Chemical Company (The)	N/A	Call	539	October 2013	41.00	30	(6)
HollyFrontier Corp	N/A	Put	382	December 2013	39.00	69	(52)
Phillips 66 Partners LP	N/A	Call	241	October 2013	35.00	7	(2)
Shire PLC	N/A	Put	282	October 2013	90.00	36	(3)
	Barclays Bank plc	Call	530	October 2013	120.00	161	(159)
Teva Pharmaceutical Industries Limited, ADR	N/A	Put	470	December 2013	37.50	54	(63)
						$421	$(312)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$682,945	$—	$—
Short-Term Securities	—	33,264	—
Total	$682,945	$33,264	$—
Liabilities
Written Options	$124	$188	$—

There were no transfers between any levels during the period ended September 30, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$543,306

Gross unrealized appreciation	174,966
Gross unrealized depreciation	(2,063)

Net unrealized appreciation	$172,903

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
Boeing Company (The)	271	$31,889
Precision Castparts Corp.	111	25,201

		57,090

Apparel Retail – 0.8%
Limited Brands, Inc.	178	10,864

Apparel, Accessories & Luxury Goods – 1.3%
lululemon athletica inc. (A)	119	8,727
Under Armour, Inc., Class A (A)	121	9,582

		18,309

Automotive Retail – 1.9%
AutoZone, Inc. (A)	38	16,148
O’Reilly Automotive, Inc. (A)	83	10,590

		26,738

Biotechnology – 6.9%
Biogen Idec Inc. (A)	153	36,860
Gilead Sciences, Inc. (A)	980	61,602

		98,462

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR	330	32,697

Broadcasting – 2.8%
CBS Corporation, Class B	735	40,548

Cable & Satellite – 2.2%
Comcast Corporation, Class A	463	20,904
Time Warner Cable Inc.	99	11,093

		31,997

Casinos & Gaming – 7.2%
Las Vegas Sands, Inc.	891	59,168
Wynn Resorts, Limited	278	43,958

		103,126

Commercial Serv-Finance – 1.0%
FleetCor Technologies, Inc. (A)	129	14,167

Communications Equipment – 2.1%
Cisco Systems, Inc.	1,279	29,961

Computer Hardware – 2.5%
Apple Inc.	76	35,995

Construction & Farm Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	33	2,726

Consulting Services – 0.3%
Towers Watson & Co., Class A	43	4,599

Consumer Electronics – 1.7%
Best Buy Co., Inc.	148	5,535
Harman International Industries, Incorporated	289	19,140

		24,675

Data Processing & Outsourced Services – 7.6%
MasterCard Incorporated, Class A	94	63,442
Visa Inc., Class A	241	45,979

		109,421

Diversified Chemicals – 0.8%
PPG Industries, Inc.	65	10,892

Electronic Compo-Semicon – 1.4%
Xilinx, Inc.	429	20,108

Fertilizers & Agricultural Chemicals – 3.1%
Monsanto Company	434	45,266

Footwear – 2.0%
NIKE, Inc., Class B	402	29,165

Health Care Facilities – 1.5%
HCA Holdings, Inc.	519	22,200

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	468	35,467

Human Resources – 0.4%
Robert Half International Inc.	163	6,350

Industrial Machinery – 2.8%
Pall Corporation	200	15,393
Pentair, Inc.	390	25,307

		40,700

Internet Retail – 1.8%
Amazon.com, Inc. (A)	84	26,230

Internet Software & Services – 6.2%
Facebook, Inc., Class A (A)	606	30,466
Google Inc., Class A (A)	39	33,722
LinkedIn Corp (A)	101	24,901

		89,089

Medical-Biomedical/Gene – 2.2%
Celgene Corporation (A)	201	31,002

Motorcycle Manufacturers – 2.6%
Harley-Davidson, Inc.	578	37,150

Movies & Entertainment – 1.0%
News Corporation Limited, Class A	429	14,375

Multi-Line Insurance – 1.5%
American International Group, Inc.	440	21,421

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	142	11,068
Schlumberger Limited	329	29,086

		40,154

Pharmaceuticals – 1.7%
Bristol-Myers Squibb Company	388	17,956
Shire Pharmaceuticals Group plc, ADR	57	6,774

		24,730

Railroads – 6.6%
Canadian Pacific Railway Limited	247	30,467
Kansas City Southern	248	27,078
Union Pacific Corporation	228	35,434

		92,979

Research & Consulting Services – 0.4%
Verisk Analytics, Inc., Class A (A)	86	5,606

Restaurants – 1.8%
Starbucks Corporation	335	25,816

Semiconductor Equipment – 3.8%
Applied Materials, Inc.	2,214	38,832
ASML Holding N.V., NY Registry Shares	153	15,088

		53,920

Semiconductors – 1.9%
Altera Corporation	531	19,735
Microchip Technology Incorporated	174	7,010

		26,745

Specialty Stores – 1.1%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	134	16,008

Systems Software – 0.4%
VMware, Inc., Class A (A)	74	5,979

Tobacco – 1.6%
Philip Morris International Inc.	272	23,578

Wireless Telecommunication Service – 2.5%
American Tower Corporation, Class A	145	10,712
Crown Castle International Corp. (A)	337	24,640

		35,352

TOTAL COMMON STOCKS – 99.2%		$1,421,657
(Cost: $998,481)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.060%, 10–28–13 (B)	$3,000	3,000
Illinois Tool Works Inc.,
0.050%, 10–10–13 (B)	7,000	7,000

		10,000

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.100%, 10–2–13 (C)	1,266	1,266

TOTAL SHORT-TERM SECURITIES – 0.8%		$11,266
(Cost: $11,266)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,432,923
(Cost: $1,009,747)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(484)

NET ASSETS – 100.0%		$1,432,439

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,421,657	$—	$—
Short-Term Securities	—	11,266	—
Total	$1,421,657	$11,266	$—

As of September 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,009,747

Gross unrealized appreciation	424,651
Gross unrealized depreciation	(1,475)

Net unrealized appreciation	$423,176

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	November 27, 2013

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	November 27, 2013